Securities Act File No. 333-151672

Investment Company Act File No. 811-22208

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 68	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 69	☒

VALUED ADVISERS TRUST

(Exact Name of Registrant as Specified in Charter)

2960 N. Meridian St., Suite 300,

Indianapolis, Indiana 46208

(Address of Principal Executive Offices, Zip Code)

Registrant’s Telephone Number, including Area Code: (317) 917-7000

Capitol Services, Inc.

1675 S. State St., Suite B, Dover, Delaware 19901

(Name and Address of Agent for Service)

With Copies to:

John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

2041 W. 141st Terrace, Suite 119

Leawood, KS 66224

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b);

☐	on pursuant to paragraph (b);

☐	60 days after filing pursuant to paragraph (a)(1);

☐	on (date) pursuant to paragraph (a)(1);

☐	75 days after filing pursuant to paragraph (a)(2); or

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[logo omitted]

Geier Strategic Total Return Fund

GAMTX

PROSPECTUS

February 28, 2012

Geier Asset Management, Inc.

2205 Warwick Way, Suite 200

Marriottsville, Maryland 21104

(P) 410-997-8000

www.geierfunds.com

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The Prospectus gives you important information about the fund that you should know before you invest. Please read this Prospectus carefully before investing and use it for future reference.

SUMMARY SECTION

Investment Objective

The investment objective of the Geier Strategic Total Return Fund (the “Fund”) is to provide long-term total return from income and capital appreciation, with an emphasis on absolute return.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%
Fee for Redemptions Paid by Wire	$15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.10%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	1.62%
Acquired Fund Fees and Expenses[1]	0.11%

Total Annual Fund Operating Expenses	3.08%
Fee Waiver/Expense Reimbursement	(0.10%)

Total Annual Fund Operating Expenses
(Net of Fee Waiver/Expense Reimbursement)[2]	2.98%

1.	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
2.	The Adviser contractually has agreed to cap certain operating expenses of the Fund excluding interest, taxes, brokerages commissions, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales and expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (“Excluded Expenses”) to no more than 1.70% of the Fund’s average daily net assets. This limitation also excludes any “acquired fund fees and expenses” as that term is described in the Fund’s prospectus. Under certain circumstances, the Adviser may recover any expenses waived and/or reimbursed during the three-year period prior to the period in which such expenses are waived and/or reimbursed (the “Recoupment Right”). The foregoing expense limitation arrangements were in place as of October 31, 2011 and they extended to February 28, 2012. The Trust agreed to amend the expense limitation arrangements with the Adviser retroactively as of October 31, 2011 to: (i) extend the foregoing limitation arrangement to February 28, 2013 and (ii) provide that to the extent the Adviser were to reimburse the Fund for any Excluded Expenses, the Adviser would be entitled to include such reimbursed Excluded Expenses in the amounts that are subject to recovery under the Recoupment Right. For the fiscal year ended October 31, 2011, the Fund incurred a significant amount of Excluded Expenses attributable to taxes. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board of Trustees of the Fund, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser. As a result of voluntary expense reimbursements, the actual total annual fund operating expenses (including Acquired Fund Fees and Expenses) for the Fund for the fiscal year ended October 31, 2011 was 2.76%.

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Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$301	$942	$1,607	$3,386

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. During the period December 27, 2010 (the Fund’s inception date) to October 31, 2011, the Fund’s portfolio turnover rate was 502.14% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a flexible fund, which means it allocates its investments primarily among equity securities, fixed income securities, exchange-traded funds (“ETFs”), real estate investment trusts (“REITs”), and other investments that are selected mainly for their long-term growth potential. The Fund may invest in issuers of any size throughout the world. When choosing the combination of investments, the Adviser considers various factors, including opportunities for each position to increase in value, expected dividends, or interest income in the short term, intermediate term and long term, and in response to changing markets and economic trends. The Fund generally seeks some diversification across markets in an effort to manage portfolio volatility.

The Adviser seeks to provide conservative growth of the Fund over the long term by attempting to employ prudent investment risk within the Fund, while emphasizing absolute returns. The Fund may have unusually large allocations to cash and cash equivalents and may employ hedging strategies during periods when the Adviser believes a defensive posture is prudent. In selecting investments for the Fund, the Adviser uses an approach that combines fundamental “top-down” macro-economic analysis with technical analysis. The Adviser considers such macro-economic factors as economic conditions, earnings, industry and sector outlooks, politics,

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historical data, price-to-earnings ratios, dividends, general level of interest rates, company management and tax benefits as well as certain technical factors such as past market activity and price and volume data. The Adviser then looks for individual companies or securities that it believes are expected to offer earnings growth potential that may not be recognized by the market at large. The Adviser may also consider whether a particular security or other investment potentially offers current income.

Because of its conservative emphasis, the Fund may, at times, be heavily positioned in bonds and debt securities during normal market cycles. The Fund may go entirely into cash and also may employ hedging strategies through the use of ETFs and other products that move inversely to the Fund’s positions or to the specific market indices, when the Adviser believes a defensive posture is needed.

The Fund’s investments in equity securities may include common stocks and common stock equivalents (such as rights or warrants, which give the Fund the ability to purchase common stock, and convertible securities, which are securities that are convertible into common stock), REITs, and shares of other investment companies (including open-end and closed-end funds and ETFs) whose portfolios primarily consist of equity securities. The Fund may invest in foreign companies, either directly or through American Depositary Receipts (“ADRs”), which are receipts issued by U.S. banks for shares of a foreign corporation that entitle the holder to dividends and capital gains on the underlying security. The Fund may make investments in securities of issuers in any market capitalization range.

The Fund’s investments in fixed income securities may include U.S. treasury notes and bonds, investment grade corporate debt securities, municipal securities, high-yield securities (commonly known as “junk bonds”), debt securities of foreign issuers and shares of other investment companies whose portfolios primarily consist of fixed income securities. The Fund will not observe any quality or maturity limitations with respect to the Fund’s fixed income investments.

The Fund may also invest in shares of other investment companies or ETFs whose portfolios primarily consist of physical commodities such as gold, silver, and other precious metals, as well as invest in the securities of U.S. and foreign companies whose assets consist primarily of real estate and natural resources such as oil and minerals.

The Adviser may utilize inverse ETFs, including double inverse (or ultra-short) ETFs and other products that move inversely to the Fund’s positions or to the specific market indices, when the Adviser believes a temporary defensive posture is needed. Inverse ETFs seek to negatively correlate to the performance of the particular index by using various forms of derivative transactions, including short-selling the underlying index. An investment in an inverse ETF will increase in value while the underlying index is falling. Rather than sell a long-term holding of the Fund during short-term market disruptions, the Adviser may employ inverse ETF’s that are correlated to the holding to mitigate the effect on the Fund.

The Fund may utilize derivatives. The Fund may use derivative transactions for any purpose consistent with its investment objective, such as for hedging or obtaining market exposure. The derivative securities that the Fund may purchase or sell (write) include exchange-traded put or

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call options on stocks or stock indices. The Fund also may purchase or sell (write) index futures contracts or options on index futures contracts on a temporary basis in lieu of investing in equity securities. The Fund is a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund. Also, from time to time the Fund may invest a significant portion of its assets in a limited number of industry sectors, but will not concentrate in any particular industry or group of industries.

The Adviser attempts to maintain the purchasing power of the Fund by considering the impact of CPI on inflation and the relationship of the U.S. dollar to other currencies. The Adviser may add investments to the Fund’s portfolio that offset inflationary and currency effects when it deems necessary—for example, the Fund may invest in ETF indices or other investments that are linked to the U.S. dollar and other currencies as well as the CPI index, that rise or fall based on the index, in an attempt to mitigate the adverse effect on Fund holdings.

The Adviser intends to position the Fund to reflect the overall macro environment as the Adviser views it for the coming year. The Adviser believes that stocks, in general, are overvalued, and sees more potential for absolute return for the Fund’s shareholders in bonds, providing the Fund with a lower level of risk. The Adviser anticipates holding substantially greater positions in bonds than in equities, while monitoring the dynamics of interest rates and the speed at which the economy expands. The portfolio will also likely be heavily weighted in higher grade global corporate bonds, utilities, and dividend paying stocks. The remainder of the portfolio will likely be allocated among gold and precious metals ETFs, lower grade high-yield bonds, emerging market securities, and REITs. These allocations may change at any time depending on the Adviser’s view of economic trends. The Adviser retains flexibility in the Fund’s investments, which allows the Adviser to react to an ever-changing economic environment.

The Adviser will sell investments if it determines that any of the mentioned factors have changed materially from its initial analysis, or that other factors indicate that an investment is no longer earning a return commensurate with its risk.

Principal Risks

The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund.

Stock Market Risk. Movements in the stock market may adversely affect the specific securities held by the Fund on a daily basis, and, as a result, such movements may negatively affect the Fund’s net asset value.

Foreign Securities Risk. There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States. Investments in foreign securities also subject the Fund to risks associated with fluctuations in currency values.

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Real Estate Investment Trust (“REIT”) Risk. The Fund’s investments in REIT securities will expose the Fund to risks similar to those associated with direct investments in real estate, including changes in interest rates, overbuilding, increased property taxes, or regulatory actions. REITs incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the REITs, in addition to Fund expenses.

Other Investment Company Risk / ETF and Index Mutual Fund Risk. The Fund will incur higher and duplicative expenses when it invests in mutual funds, ETFs, and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and sale of the underlying investments or index. In addition to the brokerage costs associated with the Fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) the market price of an ETF’s shares may be above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate; and (v) underlying ETF shares may be de-listed from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) temporarily stop stock trading.

Commodity Risk. Some of the funds and ETFs in which the Fund may invest may invest in, or hold, directly or indirectly, physical commodities, such as gold, silver, and other precious materials. Accordingly, the Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation. Income derived from investments in ETFs that invest in commodities may not be qualifying income for purposes of the tax RIC qualification tests (described below under “RIC Qualification Risk.” This could make it more difficult (or impossible) for the Fund to qualify as a RIC. In addition, there is some uncertainty regarding the tax treatment of the Fund’s indirect investments in commodities.

RIC Qualification Risk. To qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code (the “Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the

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qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions. The Adviser is under no contractual obligation to reimburse the Fund under its expense limitation arrangements for any tax liability that may arise as a result of the Fund’s failure to satisfy any aspect of the requirements to qualify as a RIC. During the Fund’s fiscal year ended October 31, 2011, the Fund inadvertently did not satisfy the requirements associated with qualification as a RIC and accordingly was subject to federal income taxes. Payment of these taxes, under provisions of the Regulated Investment Company Modernization Act of 2010, allowed the Fund to retain its RIC status. Although the Adviser voluntarily agreed to reimburse the Fund for a portion of the income taxes it incurred, there can be no assurance that the Adviser will do so in the future.

Inverse Correlation Risk. To the extent the Fund invests in inverse (or ultra-short) ETFs that seek to provide investment results that match a negative multiple of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF’s benchmark rises—a result that is the opposite from traditional mutual funds. During periods of higher index volatility, longer term results for such funds may be more or less than twice the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Small and Mid-Cap Risk. To the extent the Fund invests in underlying funds that invest in small and mid-cap companies or invests in such companies directly, the Fund will be subject to additional risks. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Fixed Income Securities Risk. Investing in fixed income securities subjects the Fund to interest rate risk and credit risk. Interest rate risk is the risk that increases in interest rates can cause the prices of the Fund’s investments in fixed income securities to decline. Credit risk is the risk that the issuer of bonds may not be able to meet interest or principal payments when bonds become due. The Fund could lose money or experience a lower rate of return if it holds high-yield securities (“junk bonds”) that are subject to higher credit risks and are less liquid than other fixed income securities. Junk bonds have more credit risk than investment grade bonds.

Municipal Securities Risk. Investing in municipal securities subjects the Fund to the risk that litigation, legislation or other political events, local businesses or economic conditions or the bankruptcy of the issuer could affect the issuer’s ability to make payments of principal and/or interest. Additionally, there is the risk that, as a result of the current economic crisis, the ability of any issuer to pay, when due, the principal or interest on its municipal bonds may be materially affected.

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Interest rates on tax-exempt municipal bonds are generally lower than taxable bonds. If tax-exempt shareholders invest in the Fund they would not obtain any benefit from the potential to receive tax-exempt dividends, and the return on their investment may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations. In addition, since the Fund invests less than 50% of its total assets in federally tax-exempt municipal bonds, no portion of the Fund’s distributions will be designated as tax-exempt dividends.

Currency Risk. The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. dollar security when converted back to U.S. dollars.

Derivatives Risk. The Fund may use derivatives such as put and call options on stocks and stock indices, and it may use index futures contracts and options thereon. There is no guarantee such strategies will work. If the Adviser is not successful in employing such instruments in managing the Fund's portfolio, the Fund's performance will be worse than if it did not employ such strategies. Successful use by the Adviser of options on stock indices, index futures contracts (and options thereon) will be subject to the Adviser's ability to predict correctly movements in the direction of the securities generally or of a particular market segment. In addition, the Fund will pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce the return. In writing options on futures, the Fund’s loss is potentially unlimited and may exceed the amount of the premium received.

Risk of Non-Diversification. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund.

Cash Investments Risk. From time to time, the Fund may hold a substantial cash position. If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate as much as it would have if it had been more fully invested, and may not achieve its investment objective. To the extent the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses in addition to the Fund’s direct fees and expenses.

Portfolio Turnover Risk. The Fund may trade actively and experience very high portfolio turnover rates. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. Additionally, a high portfolio turnover rate may result in higher short-term capital gains taxable to shareholders and in lower investment returns. These factors may negatively affect the Fund’s performance.

An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Performance

The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future.

Annual Total Return (years ended December 31st)

Highest/Lowest quarterly results during this time period were:

Best Quarter: 2nd Quarter, 2011, 6.07%

Worst Quarter: 3rd Quarter, 2011, -4.03%

	One Year	Since Inception (12/27/2010)
The Fund
Before Taxes	1.77%	1.75%
After Taxes on Distributions	1.33%	1.31%
After Taxes on Distributions and Sale of Fund Shares	1.15%	1.14%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.09%	2.09%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns

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depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 747-4268.

Portfolio Management

Investment Adviser. Geier Asset Management, Inc.

Portfolio Manager. Thomas M. Geier, CPA, CFP®, PFS, has been the portfolio manager of the Fund since its inception in December, 2010. He is Vice President and COO of the Adviser.

Purchase and Sale of Fund Shares

Minimum Initial Investment	To Place Buy or Sell Orders

$1,000 for all account types There is no minimum amount for subsequent investments.	By Mail: Geier Strategic Total Return Fund Huntington Asset Services, Inc. P.O. Box 6110 Indianapolis, IN 46206

By Phone: (877) 747-4268

You may purchase or sell (redeem) your shares on any day the New York Stock Exchange is open, either directly through the Fund’s Transfer Agent by calling (877) 747-4268, or through your broker-dealer or financial intermediary. You may also redeem shares by submitting a written request to the address above.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT

STRATEGIES AND RELATED RISKS

Investment Objective

The investment objective of the Geier Strategic Total Return Fund (the “Fund”) is to provide long-term total return from income and capital appreciation, with an emphasis on absolute return. The Fund’s investment objective is not fundamental and may be changed without shareholder approval. The Fund will provide 60 days advance notice of any change in the investment objective.

Principal Investment Strategies

The Fund is a flexible fund, which means it allocates its investments primarily among equity securities, fixed income securities, exchange-traded funds (“ETFs”), real estate investment trusts (“REITs”), and other investments that are selected mainly for their long-term growth potential. The Fund may invest in issuers of any size throughout the world. When choosing the combination of investments, the Adviser considers various factors, including opportunities for each position to increase in value, expected dividends, or interest income in the short term, intermediate term and long term, and in response to changing markets and economic trends. The Fund generally seeks some diversification across markets in an effort to manage portfolio volatility.

The Adviser seeks to provide conservative growth of the Fund over the long term by attempting to employ prudent investment risk within the Fund, while emphasizing absolute returns. In selecting investments for the Fund, the Adviser uses an approach that combines fundamental “top-down” macro-economic analysis with technical analysis. The “top-down” approach may take into consideration macro-economic factors such as, without limitation, economic conditions, earnings, industry and sector outlooks, politics, historical data, price-to-earnings ratios, dividends, general level of interest rates, company management and tax benefits. The Adviser’s technical analysis may take into consideration statistics of past market activity, prices and volume, and indicators from which it may make an inference about future movements.

The Adviser then analyzes this data to form conclusions as to investment trends. The Adviser then looks for individual companies or securities that it believes are expected to offer earnings growth potential that may not be recognized by the market at large. The Adviser may also consider whether a particular security or other investment potentially offers current income.

Because of its conservative emphasis, the Fund may, at times, be heavily positioned in bonds and debt securities during normal market cycles. The Fund may go entirely into cash and also may employ hedging strategies through the use of ETFs and other products that move inversely to the Fund’s positions or to the specific market indices, when the Adviser believes a temporary defensive posture is needed.

The Fund is a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund. Also, from time to time the Fund may invest a significant portion of its assets in a limited number of industry sectors, but will not concentrate in any particular industry or group of industries.

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The Fund’s investments in equity securities may include common stocks and common stock equivalents (such as rights or warrants, which give the Fund the ability to purchase common stock, and convertible securities, which are securities that are convertible into common stock), REITs, and shares of other investment companies (including open-end and closed-end funds and ETFs) whose portfolios primarily consist of equity securities. The Fund may invest in foreign companies, either directly or through American Depositary Receipts (“ADRs”), which are receipts issued by U.S. banks for shares of a foreign corporation that entitle the holder to dividends and capital gains on the underlying security. The Fund may make investments in securities of issuers in any market capitalization range.

The Fund’s investments in fixed income securities may include U.S. treasury notes and bonds, investment grade corporate debt securities, municipal securities, high-yield securities (commonly known as “junk bonds”), debt securities of foreign issuers and shares of other investment companies whose portfolios primarily consist of fixed income securities. The Fund will not observe any quality or maturity limitations with respect to the Fund’s fixed income investments.

The Fund may also invest in shares of other investment companies or ETFs whose portfolios primarily consist of physical commodities such as gold, silver, and other precious metals, as well as invest in the securities of U.S. and foreign companies whose assets consist primarily of real estate and natural resources such as oil and minerals.

The Fund may also invest in inverse ETFs, including double inverse (or ultra-short) ETFs. Inverse ETFs seek to negatively correlate to the performance of the particular index that they track by using various forms of derivative transactions, including by short-selling the underlying index. Ultra-short ETFs seek to multiply the negative return of the tracked index (e.g., twice the inverse return). As a result, an investment in an inverse ETF will decrease in value when the value of the underlying index rises. By investing in ultra-short ETFs and gaining magnified short exposure to a particular index, the Fund can commit less assets to the investment in the securities represented on the index than would otherwise be required. Inverse ETFs seek to negatively correlate to the performance of the particular index by using various forms of derivative transactions, including short-selling the underlying index. An investment in an inverse ETF will increase in value while the underlying index is falling. Rather than sell a long- term holding of the Fund during short-term market disruptions, the Adviser may employ inverse ETF’s that are correlated to the holding to mitigate the effect on the Fund.

The Adviser seeks to provide conservative growth of the Fund over the long term by employing prudent investment risk within the Fund, while emphasizing absolute returns. Because of its conservative emphasis, the Fund may, at times, be heavily positioned in bonds and debt securities during normal market cycles. The Fund may go entirely into cash and also may employ hedging strategies through the use of ETFs and other products that move inversely to the Fund’s positions or to the specific market indices, when the Adviser believes a defensive posture is needed. The Adviser attempts to maintain the purchasing power of the Fund by considering the impact of CPI on inflation and the relationship of the U.S. dollar to other currencies. The

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Adviser may add investments to the Fund’s portfolio that offset inflationary and currency effects when it deems necessary—for example, the Fund may invest in ETF indices or other investments that are linked to the US dollar and other currencies as well as the CPI index, that rise or fall based on the index, in an attempt to mitigate the adverse effect on Fund holdings.

The Adviser will attempt to reduce tax distributions to shareholders by maintaining long-term positions when possible. However, minimizing tax distributions is secondary in the overall decision to hold or sell an investment. The Adviser may make tax distribution decisions such as taking loses to offset gains or to sell holdings to clear out excessive undistributed gains.

The Adviser intends to position the Fund to reflect the overall macro environment as the Adviser views it for the coming year. The Adviser believes that stocks, in general, are overvalued, and sees more potential for absolute return for the Fund’s shareholders in bonds, providing the Fund with a lower level of risk. The Adviser anticipates holding substantially greater positions in bonds than in equities, while monitoring the dynamics of interest rates and the speed at which the economy expands. The portfolio will also likely be heavily weighted in higher grade global corporate bonds, utilities, and dividend paying stocks. The remainder of the portfolio will likely be allocated among gold and precious metals ETFs, lower grade high-yield bonds, emerging market securities, and REITs. These allocations may change at any time depending on the Adviser’s view of economic trends. The Adviser retains flexibility in the Fund’s investments, which allows the Adviser to react to an ever-changing economic environment.

The Adviser will sell investments if it determines that any of the mentioned factors have changed materially from its initial analysis, or that other factors indicate that an investment is no longer earning a return commensurate with its risk.

Principal Risks of Investing in the Fund

The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund.

Stock Market Risk. Stock markets can be volatile. In other words, the prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund’s investments will underperform either the securities markets generally or particular segments of the securities markets. The Fund’s net asset value may decline as a result of this risk.

Foreign Securities Risk. The Fund may invest in foreign securities, including ADRs. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, country related risks including political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations, and policies restricting the movement of assets; different trading practices; less government supervision; less publicly available information; limited trading markets; and greater volatility. Investments in foreign securities also subject the Fund to risks associated with fluctuations in currency values.

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Real Estate Investment Trust (“REIT”) Risk. The Fund’s investments in REIT securities will expose the Fund to risks similar to those associated with direct investments in real estate, including changes in interest rates, overbuilding, increased property taxes, or regulatory actions. REITs incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the REITs, in addition to Fund expenses.

Other Investment Company Risk / ETF and Index Mutual Fund Risk. The Fund will incur higher and duplicative expenses when it invests in mutual funds, ETFs, and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and sale of the underlying investments or index. In addition to the brokerage costs associated with the Fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) the market price of an ETF’s shares may be above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate; and (v) underlying ETF shares may be de-listed from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) temporarily stop stock trading.

The Investment Company Act of 1940 imposes conditions on funds which invest in other funds. Except as permitted by applicable rules and interpretations of the Securities and Exchange Commission and its staff, the Fund and its affiliated persons may not purchase or otherwise acquire more than 3% of the total outstanding shares of another fund. Because of this restriction, the Fund may have to forego certain investment opportunities.

Commodity Risk. Some of the funds and ETFs in the Fund’s portfolio may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation.

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Income derived from investments in ETFs that invest in commodities may not be qualifying income for purposes of the tax RIC qualification tests. This could make it more difficult (or impossible) for the Fund to qualify as a RIC. Furthermore, in August, 2011, the Internal Revenue Service (“IRS”) announced that it would stop issuing private letter rulings authorizing favorable tax treatment for funds that invest indirectly in commodities or derivatives based upon commodities. The IRS has previously issued a number of private letter rulings to funds in this area, concluding that such investments generate “qualifying income” for RIC qualification purposes. It is unclear how long this suspension will last. The IRS has not indicated that any previously issued rulings in this area will be affected by this suspension. This suspension of guidance by the IRS means that the tax treatment of such investments is now subject to some uncertainty.

RIC Qualification Risk. To qualify for treatment as a RIC under the Code, the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in ETFs that invest in physical commodities may make it more difficult for the Fund to meet these requirements. If, in any year, the Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of our distributions. Such a failure would have a material adverse effect on the Fund and its shareholders. In such case, distributions to shareholders generally would be eligible (i) for treatment as qualified dividend income in the case of individual shareholders, and (ii) for the dividends-received deduction in the case of corporate shareholders, provided certain holding period requirements are satisfied. In such circumstances, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special treatment. The Adviser is under no contractual obligation to reimburse the Fund under its expense limitation arrangements for any tax liability that may arise as a result of the Fund’s failure to satisfy any aspect of the requirements to qualify as a RIC. During the Fund’s fiscal year ended October 31, 2011, the Fund inadvertently did not satisfy the requirements associated qualification as a RIC and accordingly was subject to federal income taxes. Payment of these taxes, under provisions of the Regulated Investment Company Modernization Act of 2010, allowed the Fund to retain its RIC status. Although the Adviser voluntarily agreed to reimburse the Fund for a portion of the income taxes it incurred, there can be no assurance that the Adviser will do so in the future

Inverse Correlation Risk. To the extent the Fund invests in inverse (or ultra-short) ETFs that seek to provide investment results that match a negative multiple of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF’s benchmark rises—a result that is the opposite from traditional mutual funds. During periods of higher index volatility, longer-term results for such funds may be more or less than twice the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Risks of Small and Medium Capitalization Companies. To the extent the Fund invests in small and medium capitalization companies, the Fund may be subject to additional risks. The earnings

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and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may experience higher failure rates than do larger companies. The trading volume of securities of small and medium capitalization companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Small and medium capitalization companies may have limited markets, product lines or financial resources, and may lack management experience.

Fixed Income Securities Risk. To the extent the Fund invests in fixed income securities, it could lose money or experience a lower rate of return if it holds a fixed income security whose issuer is unable to meet its financial obligations, or in the event that interest rates decrease or increase, depending on the Fund’s investments. These securities may accrue income that is distributable to shareholders even though the income may not yet have been paid. If so, the Fund may need to liquidate some of its holdings and forego the purchase of additional income-producing assets. Fluctuations in interest rates may affect the yield and value of the Fund’s investments in income-producing or fixed income or debt securities. Generally, if interest rates rise, the value of the Fund’s investments may fall. The Fund may invest in short-term securities that, when interest rates decline, affect the Fund’s yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. The Fund could lose money if it holds a fixed income security whose issuer is unable to meet its financial obligations. The Fund could lose money or experience a lower rate of return if it holds high-yield securities (“junk bonds”) that are subject to higher credit risks and are less liquid than other fixed income securities. Junk bonds have more credit risk than investment grade bonds.

Municipal Securities Risk. Investing in municipal securities subjects the Fund to the risk that litigation, legislation or other political events, local businesses or economic conditions or the bankruptcy of the issuer could affect the issuer’s ability to make payments of principal and/or interest. Additionally, there is the risk that, as a result of the current economic crisis, the ability of any issuer to pay, when due, the principal or interest on its municipal bonds may be materially affected. Municipal securities can be affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service (“IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. The market for municipal bonds may be less liquid than for taxable bonds. There may also be less information available on the financial condition of issuers of municipal securities than for public corporations. This means that it may be harder to buy and sell municipal securities, especially on short notice, and municipal securities may be more difficult for the Fund to value accurately than securities of public corporations.

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Interest rates on tax-exempt municipal bonds are generally lower than taxable bonds. If tax-exempt shareholders invest in the Fund they would not obtain any benefit from the potential to receive tax-exempt dividends, and the return on their investment may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations. In addition, since the Fund invests less than 50% of its total assets in federally tax-exempt municipal bonds, no portion of the Fund’s distributions will be designated as tax-exempt dividends.

Currency Risk. Investments that are denominated in a currency other than the U.S. dollar, or currency-related derivative instruments, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies including the U.S. dollar. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation and political developments.

Risk of Non-Diversification. The Fund is non-diversified under the 1940 Act. However, because it intends to qualify as a “regulated investment company” for purposes of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must meet certain diversification requirements. These include the requirement that at the end of each tax year quarter, at least 50% of the market value of its total assets must be invested in cash, cash equivalents, U.S. government securities and securities of issuers (including foreign governments), in which it has invested not more than 5% of its assets. A regulated investment company is also limited in its purchases of voting securities of any issuer and may invest no more than 25% of the value of its total assets in securities (other than U.S. government securities) of any one issuer or of two or more issuers that the Fund controls and are engaged in the same, similar or related trades or businesses.

Derivatives Risk. The Fund may use derivatives such as put and call options on stocks and stock indices, and it may use index futures contracts and options thereon. There is no guarantee such strategies will work. If the Adviser is not successful in employing such instruments in managing the Fund’s portfolio, the Fund’s performance will be worse than if it did not employ such strategies. Successful use by the Adviser of options on stock indices, index futures contracts (and options thereon) will be subject to the Adviser’s ability to predict correctly movements in the direction of the securities generally or of a particular market segment. In addition, the Fund will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In writing options on futures, the Fund’s loss is potentially unlimited and may exceed the amount of the premium received.

Investment Selection Risk. The Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund.

Cash Investments Risk. From time to time, the Fund may hold a substantial cash position. If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate as much as it would have if it had been more fully invested, and may not achieve its investment objective. To the extent the Fund uses a money market fund for its cash position; there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses in addition to the Fund’s direct fees and expenses.

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Portfolio Turnover Risk. The Fund may trade actively and experience very high portfolio turnover rates. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. Additionally, a high portfolio turnover rate may result in higher short-term capital gains taxable to shareholders and in lower investment returns. These factors may negatively affect the Fund’s performance.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

As with any mutual fund investment, the Fund’s returns will vary and you could lose money.

Temporary Defensive Positions

From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. In such instances, the Fund may hold up to 100% of its assets in cash; short-term U.S. government securities and government agency securities; investment grade money market instruments; investment grade fixed income securities; repurchase agreements; commercial paper and cash equivalents. The Fund may invest in the securities described above at any time to maintain liquidity, pending selection of investments by the Adviser, or if the Adviser believes that sufficient investment opportunities that meet the Fund’s investment criteria are not available. By keeping cash on hand, the Fund may be able to meet shareholder redemptions without selling securities and realizing gains and losses. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

Is the Fund right for you?

The Fund may be suitable for:

•	Long-term investors seeking a fund with an investment objective of long-term total return from income and capital appreciation.

•	Investors who want exposure to a broad range of asset classes.

•	Investors interested in a globally allocated portfolio.

•	Investors willing to hold an investment for the long-term.

•	Investors willing to accept the possible risk of loss of investment.

Information about the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is included in the Statement of Additional Information.

HOW TO BUY SHARES

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each

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person who opens an account. This means that when you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents, and may take additional steps to verify your identity. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the NAV determined on the day in which your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

The minimum initial investment in the Fund is $1,000 for all account types. The Adviser may, in its sole discretion, waive this minimum for accounts participating in an automatic investment program and in certain other circumstances. The Fund may waive or lower investment minimums for investors who invest in the Fund through an asset-based fee program made available through a financial intermediary. If your investment is aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. The financial intermediary may also impose minimum requirements that are different from those set forth in this Prospectus. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions (other than for short-term redemptions). However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase

By Mail—To be in proper form, your initial purchase request must include:

•	a completed and signed investment application form; and

•	a personal check with name pre-printed (subject to the minimum amount) made payable to the Fund.

Mail the application and check to:

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U.S. Mail:	Overnight:

Geier Strategic Total Return Fund c/o Huntington Asset Services, Inc. P.O. Box 6110 Indianapolis, Indiana 46206-6110	Geier Strategic Total Return Fund c/o Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, Indiana 46208

By Wire—You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at (877) 747-4268 to obtain instructions on how to set up your account and to obtain an account number.

You must provide a signed application to Huntington Asset Services Inc., the Fund’s transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund and its custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. The purchase price per share will be the net asset value next determined after the wire purchase is accepted by the Fund. Any delays, which may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

You may purchase additional shares of the Fund at any time by mail, wire, or automatic investment. Each additional mail purchase request must contain:

1.	Your name

2.	The name on your account(s)

3.	Your account number(s)

4.	A check made payable to “Geier Strategic Total Return Fund”

Checks should be sent to the Fund at the address listed under the heading “Initial Purchase—By Mail” in this Prospectus. To send a bank wire, call Shareholder Services at (877) 747-4268 to obtain instructions.

Distribution Plan

The Fund has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares and allows the Fund to pay for services provided to Fund shareholders (the 12b-1 Plan”). The 12b-1 Plan allows shareholders of the Fund to pay annual 12b-1 expenses of 0.25%. Over time, 12b-1 fees will increase the cost of your investment and may cost you more than paying other types of sales charges because these fees are paid out of the Fund’s assets on an on-going basis.

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Automatic Investment Plan

You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application or completing a systematic investment plan form with the proper signature guarantee and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

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Tax Sheltered Retirement Plans

Shares of the Fund may be an appropriate investment for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pension plans (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact Shareholder Services at (877) 747-4268 for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call Shareholder Services about the IRA custodial fees at (877) 747-4268.

Other Purchase Information

The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in the Fund. Checks should be made payable to the Fund. The Fund and its transfer agent may refuse any purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks and bank official checks may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) calendar day hold will be applied to the funds, (which means that you may not receive payment for your redeemed shares until the holding period has expired). Cashier’s checks and bank official checks in amounts less than $10,000 will also be accepted for IRA transfers from other financial institutions.

The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund’s transfer agent.

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HOW TO REDEEM SHARES

You may receive redemption payments by check, ACH or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your redemption. If you redeem your shares through a broker-dealer or other financial institution, you may be charged a fee by that institution. You should consult with your broker-dealer or other financial institution for more information on these fees. Your investment may be subject to redemption fees for short-term trades as discussed below in “Fund Policy on Market Timing.”

By Mail—You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:	Overnight:

Geier Strategic Total Return Fund c/o Huntington Asset Services, Inc. P.O. Box 6110 Indianapolis, Indiana 46206-6110	Geier Strategic Total Return Fund c/o Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, Indiana 46208

Your request for a redemption must include your letter of instruction, including the Fund name, account number, account names, the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after the Fund receives your order in proper form. To be in good order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record, mailed to an address other than the address of record, if the mailing address has been changed within 30 days of the redemption request, if new banking instructions are being added to an existing account, or in certain other circumstances, such as to prevent unauthorized account transfers or redemptions. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. All documentation requiring a signature guarantee must utilize a New Technology Medallion Stamp. For joint accounts, both signatures must be guaranteed. Please call Shareholder Services at (877) 747-4268 if you have questions. At the discretion of the Fund or its transfer agent, you may be required to furnish additional legal documents to insure proper authorization.

By Telephone. You may redeem any part of your account (up to $25,000) in the Fund by calling Shareholder Services at (877) 747-4268. You must first complete the optional Telephone Redemption section of the investment application or provide a signed letter of instruction with the proper signature guarantee stamp to institute this option. The Fund, and its transfer agent and custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone

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instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund or its transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

By Wire. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares.

Redemptions in Kind

The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

Fund Policy on Market Timing

The Fund discourages market timing and does not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing can result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to any investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all Fund shareholders.

To discourage frequent purchases and redemptions of Fund shares by investors, and to compensate the Fund for costs that may be incurred in connection with such trades, the Fund imposes a redemption fee of 1.00% of the total redemption amount (calculated at market value) if you sell or exchange your shares after holding them for 30 days or less. The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact, or other costs that may be associated with short-term trading. The Fund reserves the right to modify its policies and procedures at any time without prior notice as the Board of Trustees in its sole discretion deems to be in the best interests of Fund shareholders, or to comply with state or federal legal requirements.

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The redemption fee will not apply to shares acquired through the reinvestment of dividends or distributions paid by the Fund. The redemption fee also may not apply on certain types of accounts approved or ratified by the Fund’s Board of Trustees, such as employee benefit plans including 401(k) plans and 457 plans, multi-account programs, asset allocation programs, wrap programs, or other accounts to which application of the redemption fee is not technologically feasible, or that appear to offer other reasonable safeguards against short-term trading. Please contact the Fund at (877) 747-4268 if you have any questions as to whether the redemption fee applies to some or all of your shares.

While the Fund attempts to deter market timing, there is no assurance that the Fund will be able to identify and eliminate all market timers. For example, omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated is not known by the Fund. Despite the Fund’s efforts to detect and prevent abusive trading activities, it may be difficult for the Fund to identify such activity in certain omnibus accounts traded through financial intermediaries since the Fund may not have knowledge of the identity of individual investors and their transactions in such accounts. Under a federal rule, the Fund is required to have an agreement with many of its intermediaries obligating the intermediaries to provide, upon the Fund’s request, information regarding the intermediaries’ customers and their transactions. However, there can be no guarantee that all excessive, short-term or other abusive trading activities will be detected, even if such an agreement is in place. Certain intermediaries, in particular retirement plan sponsors and administrators, may have less restrictive policies regarding short-term trading. The Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders, or if the Fund thinks that trading is abusive. The Fund has not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

Additional Information

If you are not certain of the requirements for a redemption please call Shareholder Services at (877) 747-4268. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates. You may be assessed a fee if the Fund incurs bank charges because you request that the Fund re-issue a redemption check.

Redemption proceeds sent via check by the Fund and not cashed within 180 days will be reinvested in the Fund at the current day’s NAV. Redemption proceeds that are reinvested are subject to the risk of loss like any other investment in the Fund.

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Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may redeem all of your shares in the Fund on 30 days’ written notice if the value of your shares in the Fund is less than $1,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. All shares of the Fund also are subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. In such event, the Board may close the Fund with notice to shareholders but without obtaining shareholder approval. An involuntary redemption will create a capital gain or capital loss, which may have tax consequences about which you should consult your tax adviser.

DETERMINATION OF NET ASSET VALUE

The price you pay for your shares is based on the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business (the Stock Exchange is closed on weekends, most federal holidays and Good Friday). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the Fund receives your order in proper form. Because the Fund may hold portfolio securities that trade in foreign markets or that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

The Fund’s assets generally are valued at their market value. If market prices are not available (including when they are not reliable), or if an event occurs after the close of the trading market but before the calculation of the NAV that materially affects the values, assets may be valued by the Adviser at a fair value, pursuant to guidelines established by the Board of Trustees. For example, the Adviser may be obligated to fair value a foreign security because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV, and would not otherwise be reflected in the NAV. When pricing securities using the fair value guidelines established by the Board of Trustees, the Adviser seeks to assign the value that represents the amount that the Fund might reasonably expect to receive upon a current sale of the securities. However, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation, the actual market prices for a security may differ from the fair value of that security as determined by the Adviser at the time of NAV calculation. Thus, discrepancies between fair values and actual market prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. The Adviser will adjust the fair values assigned to securities in the Fund’s portfolio, to the extent necessary, as soon as market prices become available. The Adviser continually monitors and evaluates the appropriateness of its fair value methodologies through systematic comparisons of fair values to the actual next available market prices of securities contained in the Fund’s portfolio. To the extent the Fund invests in other mutual funds, the Fund’s NAV is calculated based, in part, upon the net asset values of such mutual funds; the prospectuses for those mutual funds in which the Fund will invest describe the circumstances under which those mutual funds will use fair value pricing, which, in turn, affects their net asset values.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions. The Fund typically distributes to its shareholders as dividends substantially all of its net investment income and any realized net capital gains. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. The Fund expects that its distributions will consist primarily of income and net realized capital gains. The Fund declares and pays dividends at least annually. Net investment income distributed by the Fund generally will consist of interest income, if any, and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income except as described below.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional shares of the Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash. The Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the applicable account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:

•	Postal or other delivery service is unable to deliver checks to the address of record;

•	Dividend and capital gain distribution checks are not cashed within 180 days; or

•	Bank account of record is no longer valid.

Dividend and capital gain distribution checks issued by the Fund that are not cashed within 180 days will be reinvested in the Fund at the current day’s NAV. When reinvested, those amounts are subject to risk of loss like any other investment in the Fund.

Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund’s shareholders. These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax Consequences. The following information is meant as a general summary of the federal income tax provisions regarding the taxation of the Fund’s shareholders. Additional tax information appears in the SAI. Shareholders should rely on their own tax adviser for advice about the federal, state, and local tax consequences to them of investing in the Fund.

The Fund expects to distribute substantially all of its net investment income and net realized gains to its shareholders at least annually. Shareholders may elect to take dividends from net investment income or capital gain distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will

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generally be taxed on distributions, regardless of whether distributions are paid by the Fund in cash or are reinvested in additional Fund shares. Distributions to non-corporate investors attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders as qualified dividend income at long-term capital gains rates provided certain holding period requirements are satisfied. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long a shareholder has held Fund shares. Distributions may be subject to state and local taxes, as well as federal taxes.

The Fund may invest in foreign securities against which foreign tax may be withheld. If more than 50% of the Fund’s assets are invested in foreign ETFs or index mutual funds at the end of the year, the Fund's shareholders might be able to claim a foreign tax credit with respect to foreign taxes withheld.

Taxable distributions paid by the Fund to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by the Fund as qualifying for the DRD provided certain holding period requirements are met.

In general, a shareholder who sells or redeems Fund shares will realize a capital gain or loss, which will be long-term or short-term depending upon the shareholder’s holding period for the Fund shares, provided that any loss recognized on the sale of Fund shares held for six months or less will be treated as long-term capital loss to the extent of capital gain dividends received with respect to such shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

The Fund may be required to withhold U.S federal income tax (presently at the rate of twenty-eight percent (28%)) on all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax, rather, it is a way in which the Internal Revenue Service ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Shareholders should consult with their own tax adviser to ensure that distributions and sales of Fund shares are treated appropriately on their income tax returns.

MANAGEMENT OF THE FUND

Adviser. Geier Asset Management, Inc., 2205 Warwick Way, Suite 200, Marriottsville, Maryland 21104, serves as adviser to the Fund. The Adviser has overall supervisory management responsibility for the general management and investment of the Fund’s portfolio. The Adviser was formed in November, 1999. Geier Asset Management, Inc. provides high-quality professional expertise in wealth accumulation for individuals, businesses, corporations, 401(k), pension and profit sharing plans, estates and trusts. As of December 31, 2011, Geier Asset Management, Inc. had assets under management of approximately $188 million. Geier Asset Management, Inc. is controlled by Joseph N. Geier, Thomas M. Geier and Brian J. Woods.

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The Fund is required to pay the Adviser a fee equal to 1.10% of the Fund’s average daily net assets. A discussion of the factors that the Board of Trustees considered in approving the Fund’s advisory agreement is available in the Fund’s semi-annual report for the fiscal period ended April 30, 2011.

The Adviser has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses, excluding interest, taxes, brokerages commissions, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales and expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (“Excluded Expenses”), so that the Fund’s operating expenses do not exceed 1.70% of net assets. This limitation also excludes any “acquired fund fees and expenses” as that term is described in the Fund’s prospectus. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Fund, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the applicable expense limitation (the “Recoupment Right”). The foregoing expense limitation arrangements were in place as of October 31, 2011 and they extended to February 28, 2012. The Trust agreed to amend the expense limitation arrangements with the Adviser retroactively as of October 31, 2011 to: (i) extend the foregoing limitation arrangement to February 28, 2013 and (ii) provide that to the extent the Adviser were to reimburse the Fund for any Excluded Expenses, the Adviser would be entitled to include such reimbursed Excluded Expenses in the amounts that are subject to recovery under the Recoupment Right.

For the period December 27, 2010 (commencement of operations) through October 31, 2011, the Fund paid the Adviser a management fee equal to 1.00% of the Fund’s average daily net assets, after fee waivers and reimbursement.

If you invest in the Fund through an investment adviser, bank, broker-dealer, 401(k) plan, trust company or other financial intermediary, the policies and fees for transacting business may be different than those described in this Prospectus. Some financial intermediaries may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Some financial intermediaries do not charge a direct transaction fee, but instead charge a fee for services such as sub-transfer agency, accounting and/or shareholder services that the financial intermediary provides on the Fund’s behalf. This fee may be based on the number of accounts or may be a percentage of the average value of the Fund’s shareholder accounts for which the financial intermediary provides services. The Fund may pay a portion of this fee, which is intended to compensate the financial intermediary for providing the same services that would otherwise be provided by the Fund’s transfer agent or other service providers if the shares were purchased directly from the Fund. To the extent that these fees are not paid by the Fund, the Adviser may pay a fee to financial intermediaries for such services.

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To the extent that the Adviser, not the Fund, pays a fee to a financial intermediary for distribution or shareholder servicing, the Adviser may consider a number of factors in determining the amount of payment associated with such services, including the amount of sales, assets invested in the Fund and the nature of the services provided by the financial intermediary. Although neither the Fund nor the Adviser pays for the Fund to be included in a financial intermediary’s “preferred list” or other promotional program, some financial intermediaries that receive compensation as described above may have such programs in which the Fund may be included. Financial intermediaries that receive these types of payments may have a conflict of interest in recommending or selling the Fund’s shares rather than other mutual funds, particularly where such payments exceed those associated with other funds. The Fund may from time to time purchase securities issued by financial intermediaries that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

Portfolio Manager.

Thomas M. Geier, CPA CFP®, PFS—Vice President and Chief Operating Officer of the Adviser. Mr. Geier has over 25 years experience in investment management, financial planning, finance, and accounting and is responsible for discretionary portfolio management duties of all of the Adviser’s accounts. Mr. Geier has been Vice President and Chief Operating Office of Geier Asset Management, Inc, since the Adviser’s inception in 1999. Mr. Geier graduated with a B.A. degree in accounting from Loyola College.

The Fund’s SAI provides additional information about the Fund’s portfolio manager, including his compensation structure, other accounts managed, and ownership of shares of the Fund.

FINANCIAL HIGHLIGHTS

The following table is intended to help you better understand the financial performance of the Fund since its inception. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The Fund’s audited financial statements for the period ending October 31, 2011 were audited by Cohen Fund Audit Services, Ltd., independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report to shareholders. The annual report is available from the Fund upon request without charge.

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Geier Strategic Total Return Fund

Financial Highlights

(For a share outstanding throughout each period)

	Period ended October 31, 2011 (a)

Selected Per Share Data
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income (loss)	—
Net realized and unrealized gains (losses)	0.25

Total income (loss) from investment operations	0.25

Paid in capital from redemption fees	—	(b)

Net asset value, end of period	$10.25

Total Return (c)	2.50	%(d)

Ratios and Supplemental Data
Net assets, end of year (000)	$34,587
Ratio of expenses to average net assets	2.65	%(e) (f)
Ratio of expenses to average net assets before reimbursement	2.97	%(e) (g)
Ratio of net investment loss to average net assets	(0.06	)%(e) (f)
Ratio of net investment loss to average net assets before reimbursement	(0.37	)%(e) (h)
Portfolio turnover rate	502.14	%(d)

(a)	For the period December 27, 2010 (commencement of operations) through October 31, 2011.
(b)	Redemption fees resulted in less than $0.005 per share in each period.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not Annualized
(e)	Annualized
(f)	The expense ratio and net investment income ratio includes the effect of federal tax expense of 0.70%, which is the portion of federal tax expense not reimbursed by the Adviser.
(g)	The expense ratio before reimbursements includes taxes of 0.92%, a portion of which was voluntarily reimbursed by the Adviser.
(h)	The net investment income (loss) ratio includes federal tax expense of (0.92)%, a portion of which was voluntarily reimbursed by the Adviser.

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APPENDIX A—ADVISER’S PRIOR PERFORMANCE

The data below is provided to illustrate the past performance of the Fund’s Adviser in managing equity accounts utilizing strategies that are substantially similar to those that will be utilized by the Fund. This prior performance of the Adviser does not represent the performance of the Fund, nor should it be considered a substitute for the Fund’s performance. You should not consider this performance data as a prediction or an indication of future performance of the Fund or the performance that one might achieve by investing in the Fund.

The Geier Asset Management, Inc. Strategic Capital Preservation Composite (the “Composite”) represents all of the accounts in the Composite managed by the Adviser that have investment objectives, policies and strategies that are substantially similar to the Fund. As of December 31, 2011 the Composite consisted of 184 advisory accounts. As of this date, the total assets of the Composite were approximately $32.7 million.

In certain cases, the calculation methodologies utilized to create the Composite may be different from the standard SEC formula used by mutual funds for presenting their performance returns. The methodology to calculate the returns of the accounts represented in the Composite is that performance is calculated monthly. The monthly calculations are based on the change in market value of the portfolio from the close of business in the prior month, and they reflect the deduction of management fees, incentive allocation and other expenses and include gross dividends and other income reinvested in the portfolios. The Composite reflects performance for a typical investor in the portfolio who invested at the beginning of the period and remained invested throughout the period. The Composite performance is presented net of fees. The performance for an individual investor may vary based upon the investor’s eligibility to participate in new issues. Advisory fees are deducted monthly and over time will reduce the net return on a compounded basis.

The private accounts represented by the Composite are not subject to the same types of expenses as the Fund or to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940, as amended, or the Internal Revenue Code of 1986, as amended. Consequently, the performance results for such private accounts could have been adversely affected if they had been subject to mutual fund regulations. In addition, the operating expenses incurred by the accounts included were lower than the anticipated operating expenses of the Fund, and, accordingly, they had less of an adverse effect on the performance results of the Composite.

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Geier Asset Management, Inc.

Strategic Capital Preservation Composite

Year	Composite Net Return %	Composite Gross Return %	Morningstar Conservative Allocation Return %	Number of Portfolios	Dispersion %	Market Value at end of Period (000’s)	Percentage of Firm Assets

2011	1.8	2.8	1.7	184	0.5	32,709	17.6
2010	3.8	4.8	7.2	145	0.3	26,619	22.5
2009	6.9	7.9	9.6	134	0.1	22,720	20.0
2008	1.3	2.3	-3.9	73	0.3	17,118	15.8
2007	6.5	7.5	8.0	36	0.1	4,997	3.2
2006	8.8	9.8	6.7	38	0.3	5,539	4.0
2005	1.0	2.1	3.3	46	0.1	7,260	5.4
2004	3.7	4.8	6.5	45	0.2	7,463	5.8
2003	10.6	11.7	10.0	30	1.2	4,871	4.6
2002	7.4	8.3	4.6	16	1.5	2,378	5.9

1 Year	1.8	2.8
5 Year	3.8	4.8
10 year	5.1	6.1
Inception	5.1	6.1

GAM is an investment management and financial planning firm registered with the Securities and Exchange Commission as a registered investment advisor. Valuations and returns are computed and stated in U.S. dollars and reflect all fee-paying portfolios managed by GAM. Total firm managed assets as defined were $187,678,000 in 2011, $118,433,000 in 2010, $115,273,000 in 2009, $108,131,000 in 2008, $155,234,000 in 2007, $139,137,000 in 2006, $133,753,000 in 2005, $129,599,000 in 2004, $105,503,000 in 2003 and $40,038,000 in 2002. Net of fee performance numbers are calculated by dividing the total dollar amount of GAM fees billed by the total dollar amount of GAM billed assets and subtracting this percentage from the gross return. GAM’s actual fee schedule is as follows: First $500,000 1.5%, over $500,000 1%. Past performance does not guarantee or indicate future results. Performance will vary by client. A complete list of firm composites and performance results is available upon request. The annual composite dispersion presented is an asset-weighted standard deviation calculated for the accounts in the composite during the year. The number of portfolios presented above reflects the number of fee-paying portfolios in the Composite. Index data was obtained from Morningstar and Yahoo websites. The inception date of the Composite is January 1, 2002.

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FOR MORE INFORMATION

You can find additional information about the Fund in the following documents:

Annual and Semi-Annual Reports: While this Prospectus describes the Fund’s potential investments, the Annual and Semi-Annual Reports detail the Fund’s actual investments as of their report dates. The Annual report includes a discussion by Fund management of recent market conditions, economic trends, and investment strategies that significantly affected Fund performance during the reporting period.

Statement of Additional Information (SAI): The SAI supplements the Prospectus and contains detailed information about the Fund and its investment restrictions, risks, policies, and operations, including the Fund’s policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference, which means it is considered part of this Prospectus.

How to Obtain Copies of Other Fund Documents

You can obtain free copies of the current SAI and the Fund’s Annual and Semi-Annual Reports, and request other information about the Fund or make shareholder inquiries, in any of the following ways:

You can get free copies of the current Annual and Semi-Annual Reports, as well as the SAI, by contacting Shareholder Services at (877) 747-4268 or obtain a copy online at www.geierfunds.com. You may also request other information about the Fund and make shareholder inquiries. The requested documents will be sent within three business days of receipt of the request.

You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (“SEC”) Public Reference Room in Washington, D.C. Call the SEC at 1-202-551-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Investment Company Act #811-22208

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[logo omitted]

Geier Strategic Total Return Fund

GAMTX

A Series of the Valued Advisers Trust

Statement of Additional Information

February 28, 2012

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus (the “Prospectus”) of the Geier Strategic Total Return Fund (the “Fund”) dated February 28, 2012. This SAI incorporates by reference the Fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2011. A free copy of the Prospectus or Annual Report can be obtained by writing Huntington Asset Services, Inc., the Fund’s transfer agent, at P.O. Box 6110, Indianapolis, Indiana 46206-6110, or by calling Shareholder Services at (877) 747-4268.

DESCRIPTION OF THE TRUST AND THE FUND

The Geier Strategic Total Return Fund (the “Fund”) is an open-end non-diversified series of the Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Trustees. The Fund’s investment adviser is Geier Asset Management, Inc. (the “Adviser”).

The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and its transfer agent for the account of the shareholders. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends, and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he or she owns and fractional votes for fractional shares he or she owns. All shares of the Fund have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that certain amendments that adversely affect the rights of shareholders must be approved by the shareholders affected. All shares of the Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

For information concerning the purchase and redemption of shares of the Fund, see “How to Buy Shares” and “How to Redeem Shares” in the Fund’s Prospectus. For a description of the methods used to determine the share price and value of the Fund’s assets, see “Determination of Net Asset Value” in the Prospectus and this SAI. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order.

Customer orders will be priced at the Fund’s net asset value (plus any applicable sales charge) next computed after they are received by an authorized broker or the broker’s authorized designee and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The annual report contains additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

This section contains additional information about the investments the Fund may make and some of the techniques it may use.

A. Equity Securities. Equity securities include common stock and common stock equivalents (such as rights and warrants, and convertible securities). Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Warrants are instruments that entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities.

B. Investment Company Securities. The Fund will invest in the securities of other investment companies, including index exchange-traded funds (“ETFs”) and index mutual funds (also called underlying funds). These underlying funds will generally attempt to replicate the performance of a particular index. An underlying fund may not always hold all of the same securities as the index it attempts to track. An underlying fund may use statistical sampling techniques to attempt to replicate the returns of an index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth. An underlying fund may not track the index perfectly because differences between the index and the fund’s portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the index are valued can cause differences in performance. When the Fund invests in underlying funds it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. In connection with its investments in other investment companies, the Fund will incur higher expenses, many of which may be duplicative. Furthermore, because the Fund invests in shares of ETFs and underlying funds its performance is directly related to the ability of the ETFs and underlying funds to meet their respective investment objectives, as well as the allocation of the Fund’s assets among the ETFs and underlying funds by the Adviser. Accordingly, the Fund’s investment performance will be influenced by the investment strategies of and risks associated with the ETFs and underlying funds in direct proportion to the amount of assets the Fund allocates to the ETFs and underlying funds utilizing such strategies.

The Fund may also invest in inverse ETFs, including double inverse (or ultra-short) ETFs. Inverse ETFs seek to negatively correlate to the performance of the particular index that they track by using various forms of derivative transactions, including by short-selling the underlying index. Ultra-short ETFs seek to multiply the negative return of the tracked index (e.g., twice the inverse return). As a result, an investment in an inverse ETF will decrease in value when the value of the underlying index rises. By investing in ultra-short ETFs and gaining magnified short exposure to a particular index, the Fund can commit less assets to the investment in the securities represented on the index than would otherwise be required. ETFs that seek to multiply the negative return on the tracked index are subject to a special form of correlation risk which is the risk that for periods greater than one day, the use of leverage tends to cause the performance of the ETF to be either greater than or less than the index performance times the stated multiple in the ETFs investment objective.

Investments in ETFs involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks, including risks that: (1) the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other instrument; (2) an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weightings of securities or number of stocks held; (3) an ETF may also be adversely affected by the performance of the specific index, market sector or group of industries on which it is based; and (4) an ETF may not track an index as well as a traditional index mutual fund because ETFs are valued by the market and, therefore, there may be a difference between the market value and the ETF’s net asset value. Additionally, investments in fixed income ETFs involve certain inherent risks generally associated with investments in fixed income securities, including the risk of fluctuation in market value based on interest rates rising or declining and risks of a decrease in liquidity, such that no assurances can be made that an active trading market for underlying ETFs will be maintained.

There is also a risk that the underlying funds or ETFs may terminate due to extraordinary events. For example, any of the service providers to the underlying fund or ETF, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the underlying fund or ETF, and the underlying fund or ETF may not be able to find a substitute service provider. Also, the underlying fund or ETF may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the respective underlying fund or ETF may also terminate. In addition, and underlying fund or ETF may terminate if its net assets fall below a certain amount. Although the Fund believes that in the event of the termination of an underlying fund or ETF, it will be able to invest instead in shares of an alternate underlying fund or ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate underlying fund or ETF would be available for investment at that time.

Generally, under the 1940 Act, a fund may not acquire shares of another investment company (including ETFs) if, immediately after such acquisition, (i) such fund would hold more than 3% of the other investment company’s total outstanding shares, (ii) if such fund’s investment in securities of the other investment company would be more than 5% of the value of the total assets of the fund, or (iii) if more than 10% of such fund’s total assets would be invested in investment companies. The Securities and Exchange Commission (the “SEC”) has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies (such as the Fund) in excess of these limits. The Fund may invest in ETFs that have received such exemptive orders from the SEC, pursuant to the conditions specified in such orders. Additionally, in accordance with Section 12(d)(1)(F)(i) of the 1940 Act, the Fund may also invest in ETFs and other investment companies that have not received such exemptive orders as long as the Fund (and all of its affiliated persons, including the Adviser) does not acquire more than 3% of the total outstanding stock of such underlying fund, unless otherwise permitted to do so pursuant to permission granted by the SEC. If the Fund seeks to redeem shares of an underlying fund purchased in reliance on Section 12(d)(1)(F), the underlying fund is not obligated to redeem an amount exceeding 1% of the underlying fund’s outstanding shares during a period of less than 30 days.

As of the date of this Registration Statement the SEC has proposed Rule 12d1-4 under the 1940 Act. Subject to certain conditions, proposed Rule 12d1-4 would provide an exemption to permit acquiring funds to invest in ETFs in excess of the limits of section 12(d)(1), including those described above.

C. Real Estate Investment Trusts. The Fund may invest in real estate investment trusts (“REITs”). REITs manage portfolios of real estate investments that either own properties or make construction or mortgage loans to real estate developers and companies with substantial real estate holdings. These investments may be either equity or debt instruments. Equity REITs are companies that directly own real estate and realize income primarily from renting properties and selling them for capital gains. Mortgage REITs specialize in lending money to building developers and realize income by earning interest income on those loans. Hybrid REITs have a mix of both types of investments. There are certain risks regarding investing in REITs due to the cyclical nature of real estate and its sensitivity to changes in interest rates, economic conditions, property tax rates, changes in real estate values, changes in rental income, creditworthiness of the issuer, overbuilding, increased competition, and other factors. In the short-term, stock prices can fluctuate dramatically in response to these factors. The value of a REIT can depend on the structure of and cash flow generated by the REIT, and REITs may not have diversified holdings. Investments in securities of REITs entail additional risks because REITs depend on specialized management skills, may invest in a limited number of properties and may concentrate in a particular region or property type. Because REITs are pooled investment vehicles that have expenses of their own, the fund will indirectly bear its proportionate share of those expenses. REITs must also satisfy specific Internal Revenue Code provisions before they are qualified to pass income through to shareholders without paying taxes.

D. Depositary Receipts. The Fund may invest in foreign securities either directly or by purchasing depositary receipts, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and other similar instruments. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while GDRs, in bearer form, may be denominated in other currencies and are designed for use in multiple foreign securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. GDRs are foreign receipts evidencing a similar arrangement. For purposes of the Fund’s investment policies, ADRs and GDRs are deemed to have the same classification as the underlying securities they represent, except that ADRs and GDRs shall be treated as indirect foreign investments. For example, an ADR or GDR representing ownership of common stock will be treated as common stock.

ADRs are denominated in U.S. dollars and represent an interest in the right to receive securities of foreign issuers deposited in a U.S. Bank or correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in equity securities of foreign issuers, the Fund will avoid currency risks during the settlement period for either purchases or sales. GDRs are not necessarily denominated in the same currency as the underlying securities which they represent.

Depositary receipt facilities may be established as either “unsponsored” or “sponsored”. While depositary receipts issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of depositary receipt holders and the practices of market participants.

A depositary may establish an unsponsored facility without participation by (or even necessarily the permission of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored depositary receipts generally bear all the costs of such facility. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to depositary receipt holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and there may not be a correlation between such information and the market value of the depositary receipts.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the depositary receipt holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although depositary receipt holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the depositary receipt holders at the request of the issuer of the deposited securities. Risks associated with direct investments in foreign securities, rather than through depositary receipts, are described below under “Foreign Securities.”

E. Foreign Securities. The Fund may invest directly in foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. The establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

Decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

F. Commodities. The Fund also will invest in underlying funds that hold a portfolio of commodities. Commodities are physical substances, such as metals, that investors buy or sell on the market, usually through futures contracts. The price of a commodity is subject to supply and demand. Commodity risk refers to the uncertainties of future market values and the size of future income, caused by fluctuation in the price of a commodity. An investment in commodities contends with the following types of risks: price risk, adverse movements in world prices, exchange rates, and the basis between local and world prices; quantity risk; cost risk, input price risk; and political risk, how political conditions can affect supply, demand and the price of commodities.

Certain ETFs may not produce qualifying income for purposes of the “90% Test” (as defined below under the heading “Status and Taxation of the Fund”) which must be met for the Fund to maintain its status as a regulated investment company under the Code. If one or more ETFs generates more non-qualifying income for purposes of the 90% Test than the Fund’s portfolio management expects it could cause the Fund to inadvertently fail the 90% Test thereby causing the Fund to inadvertently fail to qualify as a regulated investment company under the Code unless the Fund fails 90% Test due to reasonable cause and not willful neglect. If so, the Fund would be eligible to pay a penalty as long as such failure instead. The amount of the penalty for non-compliance is 35% of the amount by which the non-qualifying income exceeds one-ninth of the qualifying gross income.

G. Fixed Income Securities. The Fund may invest in fixed income securities. Even though interest-bearing securities are investments that promise a stable stream of income, the prices of such securities are affected by changes in interest rates. In general, fixed income security prices rise when interest rates fall and fall when interest rates rise. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates. The values of fixed income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed, the Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security.

Fixed income investments bear certain risks, including credit risk, or the ability of an issuer to pay interest and principal as they become due. Generally, higher yielding bonds are subject to more credit risk than lower yielding bonds. Interest rate risk refers to the fluctuations in value of fixed income securities resulting from the inverse relationship between the market value of outstanding fixed income securities and changes in interest rates. An increase in interest rates will generally reduce the market value of fixed income investments and a decline in interest rates will tend to increase their value.

Call risk is the risk that an issuer will pay principal on an obligation earlier than scheduled or expected, which would accelerate cash flows from, and shorten the average life of, the security. Bonds are typically called when interest rates have declined. In the event of a bond being called, the Adviser may have to reinvest the proceeds in lower yielding securities to the detriment of the Fund.

Extension risk is the risk that an issuer may pay principal on an obligation slower than expected, having the effect of extending the average life and duration of the obligation. This typically happens when interest rates have increased.

When investing in fixed income securities, the Fund may purchase securities regardless of their rating, including fixed income securities rated below investment grade – securities rated below investment grade are often referred to as high yield securities or “junk bonds”. High yield securities or “junk bonds,” involve special risks in addition to the risks associated with investments in higher rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility, and may be less liquid than higher rated fixed income securities. High yield securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher rated securities. Fixed income securities rated in the lowest investment grade categories by the rating agencies may also possess speculative characteristics. If securities are in default with respect to the payment of interest or the repayment of principal, or present an imminent risk of default with respect to such payments, the issuer of such securities may fail to resume principal or interest payments, in which case the Fund may lose its entire investment in the high yield security. In addition, to the extent that there is no established retail secondary market, there may be thin trading of high yield securities, and this may have an impact on the Fund’s ability to accurately value high yield securities and the Fund’s assets and on the Fund’s ability to dispose of the securities. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities especially in a thinly traded market.

H. Municipal Securities. The Fund may invest in municipal securities. Municipal securities are debt obligations issued by states, municipalities, and other political subdivisions, agencies, authorities, and instrumentalities of states and multi-state agencies or authorities (collectively, “Municipalities”), the interest on which, in the opinion of bond counsel to the issuer at the time of issuance, is exempt from federal income tax. Municipal securities include securities from a variety of sectors, each of which has unique risks. Municipal securities include, but are not limited to, general obligation bonds, limited obligation bonds, and revenue bonds, including industrial development bonds issued pursuant to federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds are issued for either project or enterprise financings in which the bond issuer pledges to the bondholders the revenues generated by the operating projects financed from the proceeds of the bond issuance. Revenue bonds involve the credit risk of the underlying project or enterprise (or its corporate user) rather than the credit risk of the issuing municipality. Under the Internal Revenue Code, certain limited obligation bonds are considered “private activity bonds” and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability. Tax-exempt private activity bonds and industrial revenue bonds generally are also classified as revenue bonds and thus not payable from the issuer’s general revenues. The credit and quality of private activity bonds and industrial revenue bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds are the responsibility of the corporate user (and/or any guarantor). Some municipal bonds may be issued as variable or floating rate securities and may incorporate market-dependent liquidity features.

Some longer-term municipal bonds give the investor the right to “put” or sell the security at par (face value) within a specified number of days following the investor’s request – usually one to seven days. This demand feature enhances a security’s liquidity by shortening its maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, a fund would hold the longer-term security, which could experience substantially more volatility. Municipal securities that are issued as variable or floating rate securities incorporating market-dependent liquidity features may have greater liquidity risk than other municipal securities.

Some municipal securities feature credit enhancements, such as a line of credit, letters of credit, municipal bond insurance, and standby bond purchase agreements (“SBPAs”). SBPAs include lines of credit that are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying municipal bond should default. Municipal bond insurance, which is usually purchased by the bond issuer from a private, nongovernmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond’s principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of the Fund. The credit rating of an insured bond reflects the credit rating of the insurer, based upon its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond. Although defaults on insured municipal bonds have been historically low and municipal bond insurers historically have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer’s loss reserves and adversely affect its ability to pay claims to bondholders. The number of municipal bond insurers is relatively small, and in recent years credit ratings for certain of those insurers have deteriorated significantly. An SBPA can include a liquidity facility that is provided to pay the purchase price of any bonds that cannot be remarketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider’s obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower or bond issuer.

Municipal securities also include a variety of structures geared towards accommodating municipal issuer short-term cash flow requirements. These structures include but are not limited to general market notes, commercial paper, put bonds, and variable rate demand obligations (“VRDOs”). VRDOs comprise a significant percentage of the outstanding debt in the short-term municipal market. VRDOs can be structured to provide a wide range of maturity options (1 day to over 360 days) to the underlying entity and are typically issued at par. The longer the maturity option, the greater the degree of liquidity risk (the risk of not receiving an asking price of par or greater) and reinvestment risk (the risk that the proceeds from maturing bonds must be reinvested at a lower interest rate).

The reorganization under the federal bankruptcy laws of an issuer of, or payment obligor with respect to, municipal bonds may result in the municipal bonds being cancelled without repayment, repaid only in part, or repaid in part or whole through an exchange thereof for any combination of cash, municipal bonds, debt securities, convertible securities, equity securities, or other instruments or rights in respect of the same issuer or payment obligor or a related entity.

I. Illiquid Securities. The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). Illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the 1933 Act but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, the Fund will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of the Fund’s net assets. The Board of Trustees has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell.

Illiquid securities will be priced at fair value as determined in good faith under procedures adopted by the Board of Trustees. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as are deemed advisable, if any, to protect liquidity.

J. Derivatives Investments. The Fund may invest in derivative instruments, which are financial instruments whose performance and value are derived, at least in part, from another source, such as the performance of an underlying asset or security. Derivatives may be purchased for hedging purposes, to enhance returns, as a substitute for purchasing or selling securities, to maintain liquidity or in anticipation of changes in the composition of the Fund’s portfolio holdings. The Fund’s transactions in derivative instruments may include, among others, the purchase and writing of options on securities.

(i) Writing Covered Call Options - The Fund may write covered call options on equity securities or futures contracts that the Fund is eligible to purchase to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. The Fund may write covered call options if, immediately thereafter, not more than 30% of its net assets would be committed to such transactions. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is “covered” if the Fund owns the underlying security subject to the call option at all times during the option period. When the Fund writes a covered call option, it maintains a segregated account with its Custodian or as otherwise required by the rules of the exchange for the underlying security, cash or liquid portfolio securities in an amount not less than the exercise price at all times while the option is outstanding.

The writing of covered call options is considered to be a conservative investment technique. The Fund will receive a premium from writing a call option, which increases the Fund’s return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. However, there is no assurance that a closing transaction can be effected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

(ii) Writing Covered Put Options - The Fund may write covered put options on equity securities and futures contracts that the Fund is eligible to purchase to earn premium income or to assure a definite price for a security if it is considering acquiring the security at a lower price than the current market price or to close out options previously purchased. The Fund may not write a put option if, immediately thereafter, more than 25% of its net assets would be committed to such transactions. A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time during the option period. The operation of put options in other respects is substantially identical to that of call options. When the Fund writes a covered put option, it maintains in a segregated account with its Custodian cash or liquid portfolio securities in an amount not less than the exercise price at all times while the put option is outstanding.

The Fund will receive a premium from writing a put option, which increases the Fund’s return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. The risks involved in writing put options include the risk that a closing transaction cannot be effected at a favorable price and the possibility that the price of the underlying security may fall below the exercise price, in which case the Fund may be required to purchase the underlying security at a higher price than the market price of the security at the time the option is exercised, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may also write straddles (combinations of puts and calls on the same underlying security.)

(iii) Purchasing Put Options - The Fund may purchase put options. As the holder of a put option, the Fund has the right to sell the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

The Fund may purchase a put option on an underlying security (a “protective put”) owned as a defensive technique in order to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. For example, a put option may be purchased in order to protect unrealized appreciation of a security where it is desirable to continue to hold the security because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security is eventually sold.

The Fund may also purchase put options at a time when it does not own the underlying security. By purchasing put options on a security it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

The premium paid by the Fund when purchasing a put option will be recorded as an asset in the Fund’s statement of assets and liabilities. This asset will be adjusted daily to the option’s current market value, which will be the latest sale price at the time at which the Fund’s net asset value per share is computed (close of trading on the New York Stock Exchange), or, in the absence of such sale, the latest bid price. The asset will be extinguished upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security upon the exercise of the option. The purchaser of a put option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify exercise.

(iv) Purchasing Call Options - The Fund may purchase call options. As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may also purchase call options on relevant stock indices. Call options may also be purchased by the Fund for the purpose of acquiring the underlying securities for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the securities at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities in this manner may be less than the cost of acquiring the securities directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The Fund may also purchase call options on underlying securities it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the Fund’s current return. For example, where the Fund has written a call option on an underlying security having a current market value below the price at which such security was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security with the same exercise price and expiration date as the option previously written.

(v) Options Transactions Generally - Option transactions in which the Fund may engage involve the specific risks described above as well as the following risks: the writer of an option may be assigned an exercise at any time during the option period; disruptions in the markets for underlying instruments could result in losses for options investors; imperfect or no correlation between the option and the securities being hedged; the insolvency of a broker could present risks for the broker’s customers; and market imposed restrictions may prohibit the exercise of certain options. In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund. The success of the Fund in using the option strategies described above depends, among other things, on the Adviser’s ability to predict the direction and volatility of price movements in the options, futures contracts and securities markets and its ability to select the proper time, type and duration of the options.

The Fund may purchase either exchange-traded or over-the-counter options on securities. With certain exceptions, over-the-counter options, and any assets used to cover them, are considered illiquid securities. The Fund’s ability to terminate options positions established in the over-the-counter market may be more limited than in the case of exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

(vi) Futures Contracts - The Fund may purchase and sell futures contracts to hedge against changes in prices. The Fund will not engage in futures transactions for speculative purposes. The Fund may also write call options and purchase put options on futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund’s existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund’s total assets. When the Fund purchases futures contracts, an amount of cash and cash equivalents equal to the underlying commodity value of the futures contracts (less any related margin deposits) will be deposited in a segregated account with the Fund’s custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When the Fund sells futures contracts or related option contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund’s portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Fund could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Fund will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund’s ability to establish and close out futures and options positions depends on this secondary market.

Pursuant to a notice of eligibility claiming exclusion from the definition of commodity pool operator filed with the Commodity Futures Trading Commission (the “CFTC”) and the National Futures Association on behalf of the Fund, neither the Trust nor the Fund is deemed to be a “commodity pool operator” under the Commodity Exchange Act, as amended (the “CEA”), and accordingly, they are not subject to registration or regulation as such under the CEA.

K. Non-Diversification Risk. The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on the Fund’s share price. The Fund will be subject to substantially more investment risk and potential for volatility than a diversified fund because the poor performance of an individual security in the Fund’s portfolio will have a greater negative impact on the Fund’s performance than if the Fund’s assets were diversified among a larger number of portfolio securities. The Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Internal Revenue Code could limit the investment flexibility of the Fund.

PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. The Fund’s portfolio turnover rate is a measure of the Fund’s portfolio activity, and is calculated by dividing the lesser of purchases or sales of securities by the average value of the portfolio securities held during the period. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. The Fund’s portfolio turnover rate for the period December 27, 2010 (commencement of operations) to October  31, 2011 was 502.14%.

INVESTMENT LIMITATIONS

Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this SAI, the term “majority of the outstanding shares of the Fund” means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund.

1. Borrowing Money. The Fund will not borrow money, except from: (a) a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission (“SEC”) or its staff.

3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws

4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

6. Loans. The Fund will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. Concentration. The Fund will not invest more than 25% of its total assets in any one particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

As a fundamental policy, the Fund is not a diversified investment company and is considered a non-diversified portfolio. As a non-diversified portfolio, the Fund has the ability to invest a greater percentage of its assets in the securities of particular issuers compared to a diversified portfolio, and is permitted to hold the securities of fewer companies than other funds.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

INVESTMENT ADVISER

The Fund’s Adviser is Geier Asset Management, Inc., 2205 Warwick Way, Suite 200, Marriottsville, Maryland 21104. Geier Asset Management, Inc. was formed in 1999 by Joseph N. Geier, Thomas M. Geier and Brian J. Woods.

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight by the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.10% of the average daily net assets of the Fund.

The Adviser contractually has agreed to cap certain operating expenses of the Fund excluding interest, taxes, brokerages commissions, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales and expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (“Excluded Expenses”) to no more than 1.70% of the Fund’s average daily net assets. This limitation also excludes any “acquired fund fees and expenses” as that term is described in the Fund’s prospectus. Under certain circumstances, the Adviser may recover any expenses waived and/or reimbursed during the three-year period prior to the period in which such expenses are waived and/or reimbursed (the “Recoupment Right”). The foregoing expense limitation arrangements were in place as of October 31, 2011 and they extended to February 28, 2012. The Trust agreed to amend the expense limitation arrangements with the Adviser retroactively as of October 1, 2011 to: (i) extend the foregoing limitation arrangement to February 28, 2013 and (ii) provide that to the extent the Adviser were to reimburse the Fund for any Excluded Expenses, the Adviser would be entitled to include such reimbursed Excluded Expenses in the amounts that are subject to recovery under the Recoupment Right. For the fiscal year ended October 31, 2011, the Fund incurred a significant amount of Excluded Expenses attributable to taxes. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Fund, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser.

The following table describes the advisory fees paid to the Adviser by the Fund for the periods indicated.

Fiscal Year Ended	Advisory Fees Accrued	Fee Waiver/ Expense Reimbursement	Net Advisory Fees Paid
October 31, 2011(1)	$269,485	($24,252)	$245,233

(1)	For the period December 27, 2010 (commencement of operations) through October 31, 2011.

The Adviser retains the right to use the name “Geier” in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust’s right to use the name “Geier” automatically ceases 90 days after termination of the Agreement and may be withdrawn by the Adviser on 90 days’ written notice.

The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

About the Portfolio Manager

Thomas M. Geier, CPA, CFP®, PFS, is the Portfolio Manager of the Fund. As of October 31, 2011, the Portfolio Manager was responsible for managing the following types of accounts, in addition to the Fund:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	0	N/A	N/A	N/A
Pooled Investment Vehicles	0	N/A	N/A	N/A
Other Accounts	1,110	$152,788,000	0	N/A

Compensation: The Portfolio Manager receives an annual base salary from the Adviser. The Portfolio Manager’s current compensation may include a bonus tied to the Adviser’s profits or a portion of the Adviser’s profits through the Adviser’s profit sharing plan, and/or a bonus tied to the performance of the Fund. Mr. Geier has ownership interests in the Adviser. He may receive distributions from the Adviser, which may come from profits generated by the Adviser.

Potential Conflicts of Interest: Potential conflicts of interest may arise because the Portfolio Manager uses the same proprietary investment methodology for the Fund as he uses for other clients. This means that the Portfolio Manager will make the investment strategies used to manage the Fund available to other clients. As a result, there may be circumstances under which the Fund and other clients of the Adviser may compete in purchasing available investments and, to the extent that the demand exceeds the supply, may result in driving the prices of such investments up, resulting in higher costs to the Fund. There also may be circumstances under which the Portfolio Manager recommends the purchase or sale of various investments to other clients and does not purchase or sell the same investments for the Fund, or purchases or sells an investment for the Fund and does not include such investment in recommendations provided to other clients. This is because the Adviser’s portfolio recommendations among clients differ based on each client’s investment policy guidelines and/or prevailing market conditions at the time such recommendation is made. The Portfolio Manager may also carry on investment activities for his own account(s) and/or the accounts of family members. As a result of these activities, the Portfolio Manager is engaged in substantial activities other than on behalf of the Fund, and may have differing economic interests in respect of such activities.

The Fund is required to show the dollar amount range of the portfolio manager’s beneficial ownership of shares of the Fund as of the end of the most recently completed fiscal year. Because the Fund is new, as of the date of this SAI, Mr. Geier does not beneficially own shares of the Fund.

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust and is responsible for protecting the interests of shareholders. The Chairman of the Board of Trustees is R. Jeffrey Young, who is an “interested person” of the Trust, as that term is defined under the 1940 Act. The Board of Trustees does not have a Trustee, who is not an “interested person” of the Trust (“Independent Trustee”), as that term is defined under the 1940 Act, designated as a lead Independent Trustee. The Board of Trustees has considered the overall leadership structure of the Trust and has established committees designed to facilitate the governance of the Trust by the Trustees generally and the Board’s role with respect to risk oversight specifically. The Trust’s committees are responsible for certain aspects of risk oversight relating to financial statements, the valuation of the Trust’s assets, and compliance matters. The Board of Trustees also has frequent interaction with the service providers and Chief Compliance Officer of the Trust with respect to risk oversight matters. The Trust’s Chief Compliance Officer (the “CCO”) reports directly to the Board generally with respect to the CCO’s role in managing the compliance risks of the Trust. The CCO may also report directly to a particular committee of the Board depending on the subject matter. The Trust’s principal financial officer reports to the Audit Committee of the Board on all financial matters affecting the Trust, including risks associated with financial reporting. Through the committee structure, the Trustees also interact with other officers and service providers of the Trust to monitor risks related to the Trust’s operations. The Trust has determined that its leadership structure is appropriate based on the size of the Trust, the Board of Trustees’ current responsibilities, each Trustee’s ability to participate in the oversight of the Trust and committee transparency.

The Trustees are experienced businesspersons who meet throughout the year to oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Fund and review performance. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following table provides information regarding each of the Independent Trustees.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Dr. Merwyn R. Vanderlind, 75, Independent Trustee, August 2008 to present.	Retired; Consultant to Battelle Memorial Institute (International Science and Technology Research Enterprise) on business investments from 2001 to 2003; Formerly employed with Battelle Memorial Institute from 1966 to 2003 in various positions, including the Executive Vice President of Battelle Institute from 1991 to 2001, General Manager from 1985 to 1991, Director of the Battelle Industrial Technology Center (Geneva, Switzerland) from 1983 to 1985, and Practicing Researcher from 1966 to 1983.

Ira Cohen, 52 Independent Trustee, June 2010 to present.	Independent financial services consultant (Feb. 2005 - present); Senior Vice President, Dealer Services / Institutional Services, AIM Investment Services, Inc. (1992 – 2005).

*	The address for each trustee and officer is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.
**	As of the date of this SAI, the Trust consists of 12 series.

The following table provides information regarding the Trustee who is considered an “interested person” of the Trust, as that term is defined under the 1940 Act.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
R. Jeffrey Young, 47, Trustee and Chairman, June 2010 to present.	Principal Executive Officer and President, Valued Advisers Trust since February 2010; Senior Vice President, Huntington Asset Services, Inc. since January 2010; Chief Executive Officer, Huntington Funds since February 2010; President and Chief Executive Officer, Dreman Contrarian Funds since March 2011; Chief Executive Officer and Principal Executive Officer, AmericaFirst Quantitative Funds since February 2012; Trustee, Valued Advisers Trust, August 2008 to January 2010; Managing Director and Chief Operating Officer of Professional Planning Consultants 2007 to 2010; Co-Founder of Kinwood Group, LLC July 2007 to March 2008; President and Chief Executive Officer of The Coventry Group from 2000 to 2007; President and Chief Executive Officer of the STI Classic Funds from 2004 to 2007; Trustee of the Coventry Group from 1999 to 2005; and Senior Vice President of BISYS Fund Services / The Winsbury Company October 1993 to June 2007.

*	The address for each trustee and officer is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.
**	As of the date of this SAI, the Trust consists of 12 series.

Generally, no one factor was decisive in the original selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (1) the individual’s business and professional experience and accomplishments; (2) the individual’s ability to work effectively with the other members of the Board; and (3) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

In respect of each Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Trust, were a significant factor in the determination that the individual should serve as a Trustee of the Trust.

In addition to the information provided above, below is a summary of the specific experience, qualifications, attributes or skills of each Trustee and the reason why he was selected to serve as Trustee:

Dr. Merwyn R. Vanderlind – Dr. Vanderlind has over 40 years of business experience, including as a consultant on business investments. He previously served in various executive management positions with an international science and technology research enterprise. Dr. Vanderlind was selected to serve as Trustee of the Trust based primarily on his considerable knowledge of operational, management and corporate governance issues.

Ira Cohen – Mr. Cohen has almost 20 years of experience in the financial services industry, including in an executive management role. He was selected to serve as Trustee of the Trust based primarily on his comprehensive understanding of the Trust’s operations and investments.

R. Jeffrey Young – Mr. Young has almost 20 years of experience in the financial services industry, including as an officer and trustee of other mutual funds. He also has extensive experience in an executive management role with two different mutual fund servicing companies, including the Trust’s administrator. Mr. Young was selected to serve as Trustee of the Trust based primarily on his extensive knowledge of mutual fund operations, including the regulatory framework under which the Trust must operate.

The Trust’s committees are responsible for certain aspects of risk oversight relating to financial statements, the valuation of the Trust’s assets, and compliance and governance matters. The Board of Trustees currently has established three standing committees: the Audit Committee, the Pricing Committee and the Governance and Nominating Committee.

The Trust’s Audit Committee consists of the Independent Trustees. The Audit Committee is responsible for overseeing the Fund’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund’s financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund’s independent auditors and the full Board of Trustees. During the year, the Audit Committee met six times.

The Pricing Committee of the Board of Trustees is responsible for reviewing and approving the Adviser’s fair valuation determinations, if any. The members of the Pricing Committee are all of the Trustees, except that any one member of the Pricing Committee constitutes a quorum for purposes of reviewing and approving a fair value. During the year, the Pricing Committee did not meet.

The Governance and Nominating Committee consists of the Independent Trustees and oversees general Trust governance-related matters. The Governance and Nominating Committee’s purposes, duties and powers are set forth in its written charter, which is included in Exhibit C – the charter also describes the process by which shareholders of the Trust may make nominations. During the past year, the Governance and Nominating Committee met one time.

The following table provides information regarding the Officers of the Trust:

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
R. Jeffrey Young, 47, Principal Executive Officer and President, February 2010 to present.	Trustee, Valued Advisers Trust since June 2010; Senior Vice President, Huntington Asset Services, Inc. since January 2010; Chief Executive Officer, Huntington Funds since February 2010; President and Chief Executive Officer, Dreman Contrarian Funds since March 2011; Chief Executive Officer and Principal Executive Officer, AmericaFirst Quantitative Funds since February 2012; Trustee, Valued Advisers Trust, August 2008 to January 2010; Managing Director and Chief Operating Officer of Professional Planning Consultants 2007 to 2010; Co-Founder of Kinwood Group, LLC July 2007 to March 2008; President and Chief Executive Officer of The Coventry Group from 2000 to 2007; President and Chief Executive Officer of the STI Classic Funds from 2004 to 2007; Trustee of the Coventry Group from 1999 to 2005; and Senior Vice President of BISYS Fund Services/The Winsbury Company October 1993 to June 2007.

John C. Swhear, 50, Chief Compliance Officer, AML Officer and Vice President, August 2008 to present.	Vice President of Legal Administration and Compliance for Huntington Asset Services, Inc., the Trust’s administrator, since April 2007; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, since May 2007; Senior Vice President of the Unified Series Trust since May 2007; Secretary of Huntington Funds since April 2010; President and Chief Executive Officer of Dreman Contrarian Funds, March 2010 to March 2011, and Vice President and Acting Chief Executive Officer, 2007 to March 2010 ; Employed in various positions with American United Life Insurance Company from 1983 to April 2007, including: Associate General Counsel, April 2007; Investment Advisor Chief Compliance Officer, June 2004 to April 2007; Assistant Secretary to the Board of Directors, December 2002 to April 2007; Chief Compliance Officer of OneAmerica Funds, Inc., June 2004 to April 2007; Chief Counsel and Secretary, OneAmerica Securities, Inc., December 2002 to April 2007.

Carol J. Highsmith, 47, Vice President, August 2008 to present.	Employed in various positions with Huntington Asset Services, Inc., the Trust’s administrator, since November of 1994; currently Vice President of Legal Administration; Assistant Secretary of AmericaFirst Quantitative Funds since February 2012.

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Matthew J. Miller, 35, Vice President, December 2011 to present.	Employed in various positions with Huntington Asset Services, Inc., the Trust’s administrator, since July of 1998; currently Vice President of Relationship Management; Vice President of AmericaFirst Quantitative Funds since February 2012; Vice President of Huntington Funds since February 2010.

William J. Murphy, CPA, 48, Treasurer, December 2009 to present	Manager of Fund Administration for Huntington Asset Services, Inc., the Trust’s administrator, since October 2007; Treasurer and Principal Financial Officer of AmericaFirst Quantitative Funds since February 2012; Assistant Treasurer of Unified Series Trust from February 2008 to May 2011; Treasurer and Chief Financial Officer of Dreman Contrarian Funds from February 2008 to March 2011; Employed in various positions with American United Life Insurance Company from March 1987 to October 2007.

John H. Lively, 43, Interim Secretary, September 2011 to present.	Attorney, The Law Offices of John H. Lively & Associates, Inc., March, 2010 to present; Partner, Husch Blackwell Sanders LLP (law firm), March 2007 to February 2010; Managing Attorney, Raymond James Financial (financial services), September 2005 to March 2007.

*	The address for each trustee and officer is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.
**	As of the date of this SAI, the Trust consists of 12 series.

The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Funds of the Trust, as of December 31, 2011 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by the Trustees in Family of Investment Companies
Non-Interested Trustees
Dr. Merwyn R. Vanderlind	A	A
Ira Cohen	A	A
Interested Trustee
R. Jeffrey Young	A	A

Compensation. Set forth below are estimates of the annual compensation to be paid to the Trustees by the Fund on an individual basis and by the Trust on an aggregate basis. Trustees’ fees and expenses are Trust expenses and the Fund incurs its pro rata share of expenses based on the number of existing series in the Trust. As a result, the amount paid by the Fund will increase or decrease as series are added or removed from the Trust.

Independent Trustees	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust*
Dr. Merwyn R. Vanderlind**	$1,500	$0	$0	$18,000
Ira Cohen**	$1,500	$0	$0	$18,000

*	As of the date of this SAI, the Trust consists of 12 series.
**	For the period December 27, 2010 (commencement of operations) through October 31, 2011, Dr. Vanderlind and Mr. Cohen each received $2,025 from the Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Adviser.

As of the date of this SAI, the Trustees and officers of the Trust own beneficially none of the outstanding shares of the Fund. As of February 1, 2012, the following persons were considered to be either a control person or principal shareholder of the Fund:

Name and Address	% Ownership	Type of Ownership
Bradley T. Lidge 4833 Front St. Castle Rock, CO 80104	12.31%	Beneficial
Mark C. Teixeira 318 Wembly Way Severna Park, MD 21146	10.47%	Beneficial
Reynolds Family Partnership 3540 Maranatha Dr. Sugarland, TX 77479	7.07%	Beneficial
David V. Segui 5100 W. 207th St. Bucyrus, KS 66013	6.05%	Beneficial
Joseph G. Randa 6436 Ensley Ln. Mission Hills, KS 66208	5.46%	Beneficial

ANTI MONEY LAUNDERING COMPLIANCE PROGRAM

Customer identification and verification is part of the Fund’s overall obligation to prevent money laundering under federal law. The Trust has, on behalf of the Fund, adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or financing of terrorist activities (the “AML Compliance Program”). The Trust has delegated the responsibility to implement the AML Compliance Program to the Fund’s transfer agent, Huntington Asset Services, Inc., subject to oversight by the Trust’s Chief Compliance Officer and, ultimately, by the Board of Trustees.

When you open an account with the Fund, the Fund’s transfer agent will request that you provide your name, physical address, date of birth, and Social Security number or tax identification number. You may also be asked for other information that, in the transfer agent’s discretion, will allow the Fund to verify your identity. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening an account with the Fund. The Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account activities, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of the Fund’s transfer agent, they are deemed to be in the best interest of the Fund, or in cases where the Fund is requested or compelled to do so by governmental or law enforcement authority.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees, the Adviser is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the Fund and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices. When the broker acts as agent, a commission will be charged on the transaction; when the broker acts as principal, the markup is included in the bond price.

When the Fund and another of the Adviser’s clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined (“blocked”) basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell, or as high a price for any particular portfolio security, if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis.

The following table sets forth the brokerage commissions paid by the Fund on its portfolio brokerage transactions during the periods shown:

Fiscal Year End	Brokerage Commissions
October 31, 2011(1)	$37,466

(1)	For the period December 27, 2010 (commencement of operations) through October 31, 2011.

The Trust, the Distributor, and the Adviser have each adopted a Code of Ethics (each a “Code” and collectively, the “Codes”) pursuant to Rule 17j-1 of the 1940 Act, and the Adviser’s Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Codes from the Fund, free of charge, by calling the Fund at (877) 747-4268. You may also obtain copies of the Trust’s Code from documents filed with the SEC and available on the SEC’s web site at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the Securities and Exchange Commission (the “SEC”) on Form N-CSR. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

The Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Adviser, Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective advisers at any time. This information is disclosed to all such third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custodial relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.

Additionally, the Fund has ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor’s, Thompson Financial and Vickers-Stock (“Rating Agencies”) in order for those organizations to assign a rating or ranking to the Fund. In these instances portfolio holdings will be supplied within approximately 25 days after the end of the month. The Rating Agencies may make the Fund’s top portfolio holdings available on their websites and may make the Fund’s complete portfolio holdings available to their subscribers for a fee. Neither the Fund, the Adviser nor any of their affiliates receive any portion of this fee. Information released to Rating Agencies is not released under conditions of confidentiality nor is it subject to prohibitions on trading based on the information. The Fund also may post its complete portfolio holdings to its website, if applicable, within approximately 25 days after the end of the month. The information will remain posted on the website until replaced by the information for the succeeding month. If the Fund does not have a website or the website is for some reason inoperable, the information will be supplied no more frequently then quarterly and on a delayed basis.

From time to time, employees of the Adviser also may provide oral or written information (portfolio commentary) about a Fund, including, but not limited to, how the Fund’s investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. Employees of the Adviser may also provide oral or written information (statistical information) about various financial characteristics of a Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about a Fund may be based on the Fund’s portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Fund, shareholders in the applicable Fund, persons considering investing in the Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisor. The nature and content of the information provided to each of these persons may differ.

The Adviser manages products sponsored by companies, and provides services for individuals, other than the Trust, including institutional investors and high net worth persons. In many cases, these other products and service offerings are managed in a similar fashion to the Fund and thus have similar portfolio holdings. The sponsors of these other products owners of separate accounts that are managed by the Adviser may disclose or have access to the portfolio holdings of their products and separate accounts at different times than the Fund discloses its portfolio holdings.

Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the prior authorization of the Chief Compliance Officer and the specific approval of the Board. The Adviser must submit any proposed arrangement pursuant to which the Adviser intends to disclose the Fund’s portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Adviser, and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings. Finally, the Fund will not disclose portfolio holdings as described above to third parties that the Fund knows will use the information for personal securities transactions.

The Trust maintains written policies and procedures regarding the disclosure of its portfolio holdings to ensure that such disclosure is for a legitimate business purpose and is in the best interests of the Fund’s shareholders. The Board reviews these policies and procedures on an annual basis. Compliance will be periodically assessed by the Board in connection with a report from the Trust’s Chief Compliance Officer. There may be instances where the interests of the Trust’s shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Adviser, any principal underwriter for the Trust or an affiliated person of the Trust (including such affiliated person’s investment adviser or principal underwriter). In such situations, the conflict must be disclosed to the Board.

PROXY VOTING POLICY

The Trust and the Adviser each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders’ best interests. As a brief summary, the Trust’s policy delegates responsibility regarding proxy voting to the Adviser, subject to the Adviser’s proxy voting policy and the supervision of the Board of Trustees. The Adviser votes the Fund’s proxies in accordance with its proxy voting policy, subject to the provisions of the Trust’s policy regarding conflicts of interests. The Fund’s Proxy Voting Policy and Procedure is attached as Exhibit A. The Adviser’s Proxy Voting Policy and Procedure is attached as Exhibit B.

The Trust’s policy provides that, if a conflict of interest between the Adviser or its affiliates and the Fund arises with respect to any proxy, the Adviser must fully disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board’s instructions. The Board shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Adviser, is most consistent with the Adviser’s proxy voting policies and in the best interests of Fund shareholders.

You may also obtain a copy of the Trust’s and the Adviser’s proxy voting policy by calling Shareholder Services at (877) 747-4268 to request a copy, or by writing to Huntington Asset Services, Inc., the Fund’s transfer agent, at 2960 N. Meridian Street, Indianapolis, IN 46208. A copy of the policies will be mailed to you within three days of receipt of your request. You also may obtain a copy from Fund documents filed with the SEC, which are available on the SEC’s web site at www.sec.gov. A copy of the votes cast by the Fund with respect to portfolio securities for each year ended June 30th will be filed by the Fund with the SEC on Form N-PX. The Fund’s proxy voting record will be available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC’s web site.

DETERMINATION OF NET ASSET VALUE

The net asset value of the shares of the Fund is determined as of the close of trading (normally 4:00 p.m. Eastern time) on each day the Trust, its custodian, and transfer agent are open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Trust is open for business on every day on which the New York Stock Exchange (“NYSE”) is open for trading. The NYSE is closed on Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see “Determination of Net Asset Value” in the Prospectus.

Equity securities generally are valued by using market quotations furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange-traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair value as determined by the Adviser in good faith according to procedures adopted by the Board of Trustees. The Board of Trustees annually approves the pricing services used by the fund accounting agent. Fair valued securities held by the Fund (if any) are reviewed by the Board of Trustees on a quarterly basis.

The Fund’s net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time, as shown below:

Net Assets	= Net Asset Value Per Share
Shares Outstanding

REDEMPTION IN-KIND

The Fund does not intend to redeem shares in any form except cash. However, if the redemption amount is over the lesser of $250,000 or 1% of the Fund’s net asset value, pursuant to an election under Rule 18f-1 under the 1940 Act by the Trust on behalf of the Fund, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses such as the payment of brokerage commissions on the sale or other disposition of the securities received from the Fund.

STATUS AND TAXATION OF THE FUND

The following discussion is a summary of certain U.S. federal income tax considerations affecting the Fund and its shareholders. The discussion reflects applicable federal income tax laws of the U.S. as of the date of this SAI, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect. No attempt is made to present a detailed explanation of all U.S. income, estate or gift tax, or foreign, state or local tax concerns affecting the Fund and its shareholders (including shareholders owning large positions in the Fund). The discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in the Fund.

In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust, insurance company, regulated investment company (“RIC”), individual retirement account, other tax-exempt entity, dealer in securities or non-U.S. investor. Furthermore, this discussion does not reflect possible application of the alternative minimum tax (“AMT”). Unless otherwise noted, this discussion assumes shares of the Fund are held by U.S. shareholders and that such shares are held as capital assets.

A U.S. shareholder is a beneficial owner of shares of the Fund that is for U.S. federal income tax purposes:

•	a citizen or individual resident of the United States (including certain former citizens and former long-term residents);

•

a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

•	an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

•

a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. shareholders have the authority to control all of its substantial decisions or the trust has made a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

A “Non-U.S. shareholder” is a beneficial owner of shares of the Fund that is an individual, corporation, trust or estate and is not a U.S. shareholder. If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds shares of the Fund, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership. A prospective shareholder who is a partner of a partnership holding the Fund shares should consult its tax advisors with respect to the purchase, ownership and disposition of its Fund shares.

Intended Election to Be Taxed as a RIC

The Fund was organized as a series of a Delaware statutory trust, and in its first taxable year after it becomes registered under the 1940 Act it intends to elect to be treated as, and to qualify each year thereafter for treatment as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). There can be no assurance that it actually will so qualify. In order to so qualify, the Fund must satisfy certain requirements regarding its source of income, diversification of assets and distribution of earnings that are discussed further below. In addition, by the end of the Fund’s first taxable year as a RIC, it also must eliminate any earnings and profits accumulated before the intended RIC election became effective. The Fund intends to accomplish this by paying its shareholders one or more cash dividends representing substantially all of its accumulated earnings and profits, if any, for the period from the Fund’s inception through the date on which the intended RIC election becomes effective. The amount of these dividends will be based on a number of factors, including the Fund’s results of operations through the date on which the intended RIC election becomes effective. The Fund will need to manage its cash or have access to cash to enable it to pay any such dividend or dividends. Any dividend of accumulated earnings and profits would be taxable to shareholders as discussed further below. These dividends, if any, would be in addition to the dividends the Fund intends to pay to satisfy the RIC distribution of earnings requirement.

The Fund anticipates that, on the effective date of the RIC election, it may hold assets (including intangible assets not reflected on the balance sheet, such as goodwill) with “built-in gain,” which are assets whose fair market value as of the effective date of the RIC election exceeds their tax basis. In general, any entity taxable as a corporation that converts to taxation as a RIC must pay corporate-level federal income tax on any of the net built-in gains it recognizes during the 10-year period beginning on the effective date of its election to be treated as a RIC. Alternatively, the corporation may elect to recognize all of its built-in gain at the time of its conversion and pay such tax on the built-in gain at that time. The Fund may or may not make this election. If it does make this election, the Fund will mark its portfolio to market at the time of the intended RIC election, pay corporate-level federal income tax on any resulting taxable income, and distribute resulting earnings at that time or before the end of the first taxable year in which the Fund qualifies as a RIC. If the Fund does not make this election, it will pay such corporate-level federal income tax as is payable at the time the built-in gains are recognized (which generally will be the years in which the built-in gain assets are actually sold in taxable transactions). The amount of this tax will vary depending on the assets that are actually sold by the Fund in this 10-year period, the actual amount of the net built-in gain or loss present in those assets as of the effective date of the RIC election and effective tax rates. Recognized built-in gains that are ordinary in character and the excess of short-term capital gains over long-term capital losses will be included in the Fund’s investment company taxable income, and generally the Fund must distribute annually at least 90% of any such amounts (net of corporate taxes paid on those gains) in order to be eligible for RIC tax treatment. Any such amount distributed will be taxable to the shareholders as ordinary income. Built-in gains (net of taxes) that are recognized within the 10-year period and that are long term capital gains will also be distributed (or deemed distributed) annually to the shareholders. Any such amount distributed (or deemed distributed) will be taxable to the shareholders as capital gains.

Taxation as a RIC

The Fund will qualify as a RIC if, among other things, it meets the source-of-income and the asset-diversification requirements. With respect to the source-of-income requirement, the Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies and (ii) net income derived from an interest in a “qualified publicly traded partnership.” A “qualified publicly traded partnership” is generally defined as a publicly traded partnership under Internal Revenue Code section 7704. However, for these purposes, a qualified publicly traded partnership does not include a publicly traded partnership if 90% or more of its income is described in (i) above. Income derived from a partnership (other than a qualified publicly traded partnership) or trust is qualifying income to the extent such income is attributable to items of income of the partnership or trust which would be qualifying income if realized by the Fund in the same manner as realized by the partnership or trust.

With respect to the asset-diversification requirement, the Fund must diversify its holdings so that, at the end of each quarter of each taxable year (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities other than U.S. government securities or the securities of other RICs of (a) one issuer, (b) two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses, or (c) one or more qualified publicly traded partnerships.

If the Fund qualifies as a RIC and distributes to its shareholders, for each taxable year, at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Internal Revenue Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain deductions attributable to such interest that are otherwise disallowed, the Fund will be relieved of U.S. federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, any ordinary income or capital gain retained by the Fund will be subject to U.S. federal income tax at regular corporate federal income tax rates (currently at a maximum rate of 35%). The Fund intends to distribute at least annually substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain.

The Fund will generally be subject to a nondeductible 4% federal excise tax on the portion of its undistributed ordinary income with respect to each calendar year and undistributed capital gains if it fails to meet certain distribution requirements with respect to the one-year period ending on October 31 in that calendar year. In order to avoid the 4% federal excise tax, the required minimum distribution is generally equal to the sum of (i) 98% of the Fund’s ordinary income (computed on a calendar year basis), (ii) 98.2% of the Fund’s capital gain net income (generally computed for the one-year period ending on October 31) and (iii) any income realized, but not distributed, and on which the Fund paid no federal income tax in preceding years. The Fund generally intends to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal market conditions, does not expect to be subject to this excise tax.

The Fund may be required to recognize taxable income in circumstances in which it does not receive cash. For example, if the Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with payment in kind interest or, in certain cases, with increasing interest rates or that are issued with warrants), the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation regardless of whether cash representing such income is received by the Fund in the same taxable year. Because any original issue discount accrued will be included in the Fund’s “investment company taxable income” (discussed below) for the year of accrual, the Fund may be required to make a distribution to its shareholders to satisfy the distribution requirement, even though it will not have received an amount of cash that corresponds with the income earned.

Gain or loss realized by the Fund from the sale or exchange of warrants acquired by the Fund as well as any loss attributable to the lapse of such warrants generally will be treated as capital gain or loss. Such gain or loss generally will be long-term or short-term, depending on how long the Fund held a particular warrant. Upon the exercise of a warrant acquired by the Fund, the Fund’s tax basis in the stock purchased under the warrant will equal the sum of the amount paid for the warrant plus the strike price paid on the exercise of the warrant. Except as set forth in “Failure to Qualify as a RIC,” the remainder of this discussion assumes that the Fund will qualify as a RIC for each taxable year.

Failure to Qualify as a RIC

If the Fund is unable to satisfy the 90% distribution requirement or otherwise fails to qualify as a RIC in any year, it could be subject to corporate level income tax on all of its income and gain, regardless of whether or not such income was distributed. Distributions to the Fund’s shareholders of such income and gain will not be deductible by the Fund in computing its taxable income. In such event, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate shareholders, and non-corporate shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for reduced rates of U.S. federal income taxation in taxable years beginning on or before December 31, 2010, provided in each case that certain holding period and other requirements are satisfied.

Distributions in excess of the Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholders’ tax basis in their Fund shares, and any remaining distributions would be treated as a capital gain. To qualify as a RIC in a subsequent taxable year, the Fund would be required to satisfy the source-of-income, the asset diversification, and the annual distribution requirements for that year and dispose of any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. Subject to a limited exception applicable to RICs that qualified as such under the Internal Revenue Code for at least one year prior to disqualification and that re-qualify as a RIC no later than the second year following the non-qualifying year, the Fund would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Fund failed to qualify for tax treatment as a RIC that are recognized within the subsequent 10 years, unless the Fund made a special election to pay corporate-level tax on such built-in gain at the time of its re-qualification as a RIC.

Taxation for U.S. Shareholders

Distributions paid to U.S. shareholders by the Fund from its investment company taxable income (which is, generally, the Fund’s ordinary income plus net realized short-term capital gains in excess of net realized long-term capital losses) are generally taxable to U.S. shareholders as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. Such distributions (if designated by the Fund) may qualify (i) for the dividends received deduction in the case of corporate shareholders under Section 243 of the Internal Revenue Code to the extent that the Fund’s income consists of dividend income from U.S. corporations, excluding distributions from tax-exempt organizations, exempt farmers’ cooperatives or real estate investment trusts or (ii) in the case of individual shareholders for taxable years beginning on or prior to December 31, 2010, as qualified dividend income eligible to be taxed at reduced rates under Section 1(h)(11) of the Internal Revenue Code (which provided for a minimum 15% rate) to the extent that the Fund receives qualified dividend income, and provided in each case certain holding period and other requirements are met. Qualified dividend income is, in general, dividend income from taxable domestic corporations and qualified foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive income tax treaty with the United States, or the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States). A qualified foreign corporation generally excludes any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company. Distributions made to a U.S. shareholder from an excess of net long-term capital gains over net short-term capital losses (“capital gain dividends”), including capital gain dividends credited to such shareholder but retained by the Fund, are taxable to such shareholder as long-term capital gain if they have been properly designated by the Fund, regardless of the length of time such shareholder owned the shares of the Fund. The maximum tax rate on capital gain dividends received by individuals is generally 15% (5% for individuals in lower brackets) for such gain realized before January 1, 2011. Distributions in excess of the Fund’s earnings and profits will be treated by the U.S. shareholder, first, as a tax-free return of capital, which is applied against and will reduce the adjusted tax basis of the U.S. shareholder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to the U.S. shareholder (assuming the shares are held as a capital asset). Under current law, the maximum 15% tax rate on long-term capital gains and qualified dividend income will cease to apply for taxable years beginning after December 31, 2010; beginning in 2011, the maximum rate on long-term capital gains is scheduled to revert to 20%, and all ordinary dividends (including amounts treated as qualified dividends under the law currently in effect) would be taxed as ordinary income. Generally, not later than sixty days after the close of its taxable year, the Fund will provide the shareholders with a written notice designating the amount of any qualified dividend income or capital gain dividends and other distributions.

As a RIC, the Fund will be subject to the AMT, but any items that are treated differently for AMT purposes must be apportioned between the Fund and the shareholders and this may affect the shareholders’ AMT liabilities. Although regulations explaining the precise method of apportionment have not yet been issued by the IRS, the Fund intends in general to apportion these items in the same proportion that dividends paid to each shareholder bear to the Fund’s taxable income (determined without regard to the dividends paid deduction), unless the Fund determines that a different method for a particular item is warranted under the circumstances.

For purpose of determining (i) whether the annual distribution requirement is satisfied for any year and (ii) the amount of capital gain dividends paid for that year, the Fund may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable year in question. If the Fund makes such an election, the U.S. shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made. However, any dividend declared by the Fund in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by the U.S. shareholders on December 31 of the year in which the dividend was declared.

If more than 50% of the value of the Fund’s assets at the close of the taxable year consist of stock or securities in foreign corporations and certain other requirements are met, the Fund may elect to have its foreign tax deduction or credit for such withholding taxes be taken by its investors instead of claiming it on its tax return. If such an election is made, each investor will include in gross income his proportional share of the foreign taxes paid by the Fund. Investors may claim the amount of such taxes paid as a foreign tax credit in order to reduce the amount of U.S. federal income tax liability that an investor incurs on his or her foreign source income, including foreign source income from the Fund. If the Fund makes the election, it will furnish the shareholders with a written notice after the close of its taxable year.

The Fund intends to distribute all realized capital gains, if any, at least annually. If, however, the Fund were to retain any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain, their proportionate shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the federal income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. If such an event occurs, the tax basis of shares owned by a shareholder of the Fund will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholders.

Sales and other dispositions of the shares of the Fund generally are taxable events. U.S. shareholders should consult their own tax adviser with reference to their individual circumstances to determine whether any particular transaction in the shares of the Fund is properly treated as a sale or exchange for federal income tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. The sale or other disposition of shares of the Fund will generally result in capital gain or loss to the shareholder equal to the difference between the amount realized and his adjusted tax basis in the shares sold or exchanged, and will be long-term capital gain or loss if the shares have been held for more than one year at the time of sale. Any loss upon the sale or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by such shareholder with respect to such shares. A loss realized on a sale or exchange of shares of the Fund generally will be disallowed if other substantially identical shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Present law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income of corporations. For non-corporate taxpayers, short-term capital gain will currently be taxed at the rate applicable to ordinary income, currently a maximum of 35%, while long-term capital gain generally will be taxed at a maximum rate of 15%. Capital losses are subject to certain limitations.

The Fund is required in certain circumstances to backup withhold at a current rate of 28% on taxable distributions and certain other payments paid to non-corporate holders of the Fund’s shares who do not furnish the Fund with their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, or who are otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld from payments made to you may be refunded or credited against your U.S. federal income tax liability, if any, provided that the required information is furnished to the IRS.

The foregoing is a general and abbreviated summary of the provisions of the Internal Revenue Code and the Treasury regulations in effect as they directly govern the taxation of the Fund and its shareholders. These provisions are subject to change by legislative and administrative action, and any such change may be retroactive. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal income, estate or gift taxes, or foreign, state, local taxes or other taxes.

The Fund has chosen average cost as its standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

CUSTODIAN

Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is Custodian of the Fund’s investments. The Custodian acts as the Fund’s depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties. The Custodian’s parent company, Huntington Bancshares, Inc., is also the parent company of Huntington Asset Services, Inc. (“Huntington”), the Trust’s transfer agent, fund accountant and administrator, and of Unified Financial Securities, Inc. (the “Distributor”), the Trust’s distributor.

For its custodial services, the Custodian receives a monthly fee from the Fund based on the market value of assets under custody. The monthly fee is equal to an annual rate of 0.0150% of the first $50 million of market value; 0.0125% of the next $50 million of market value; and 0.0100% of market value in excess of $100 million. The Custodian also receives various transaction-based fees. Custodial fees are subject to a $300 monthly minimum fee per Fund account.

FUND SERVICES

Huntington Asset Services, Inc. (“Huntington”), 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208, acts as the Fund’s transfer agent, fund accountant, and administrator. Huntington is a wholly-owned subsidiary of Huntington Bancshares, the parent company of the Custodian and the Distributor. Certain officers of the Trust also are officers of Huntington.

Huntington maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Huntington receives a monthly fee from the Fund of $1.67 per shareholder account (subject to a minimum annual fee of $15,000) for these transfer agency services.

In addition, Huntington provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Huntington receives a monthly fee from the Fund at an annual rate equal to 0.04% of the Fund’s average daily net assets up to $100 million, 0.02% of the Fund’s average daily net assets from $100 million to $250 million, 0.01% of the Fund’s average daily net assets from $250 million to $1 billion, and 0.005% of the Fund’s average daily net assets over $1 billion (subject to a minimum annual fee of $25,000).

Huntington also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Huntington receives a monthly fee from the Fund equal to an annual rate of 0.08% of the Fund’s average daily net assets under $100 million, 0.06% of the Fund’s average daily net assets from $100 million to $250 million, 0.04% of the Fund’s average daily net assets from $250 million to $1 billion, and 0.02% of the Fund’s average daily net assets over $1 billion (subject to a minimum annual fee of $27,500). Huntington also receives a compliance program services fee of $500 per month from the Fund.

The following table provides information regarding transfer agent, fund accounting and administrative services fees paid by the Fund during the periods indicated.

Fiscal Period Ended	Fees Paid for Transfer Agent Services	Fees Paid for Accounting Services	Fees Paid for Administrative Services
October 31, 2011(1)	$26,066	$20,833	$23,297

(1)	For the period December 27, 2010 (commencement of operations) through October 31, 2011.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of Cohen Fund Audit Services, Ltd. (“Cohen”), 800 Westpoint Parkway, Suite 1100, Westlake, OH 44145, has been selected as Independent Registered Public Accounting Firm for the Fund for the fiscal year ending October 31, 2012. Cohen will perform an annual audit of the Fund’s financial statements and will provide financial, tax and accounting consulting services as requested.

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc., a member firm of The 1940 Act Law GroupTM, 2041 West 141st Terrace, Suite 119, Leawood, KS 66224, serves as legal counsel for the Trust and Fund.

DISTRIBUTOR

Unified Financial Securities, Inc., 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208 (the “Distributor”), is the exclusive agent for distribution of shares of the Fund. Certain officers of the Trust are also officers of the Distributor. As a result, such persons are affiliates of the Distributor.

The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

DISTRIBUTION PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. The Plan was approved by a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or the Fund, and who have no direct or indirect financial interest in the operation of the Plan or in any other Rule 12b-1 agreement.

The Plan provides that the Fund will pay the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale.

For the period December 27, 2010 (commencement of operations) through October 31, 2011, fees incurred by the Fund under the Plan were $61,246. Such payments were used to compensate broker-dealers.

FINANCIAL STATEMENTS

The financial statements and the report of the independent registered public accounting firm required to be included in the Statement of Additional Information are incorporated herein by reference to the Fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2011. You can obtain the Annual Report without charge by calling Shareholder Services at (877) 747-4268 or upon written request to:

Huntington Asset Services, Inc.

P.O. Box 6110

Indianapolis, Indiana 46206-6110

EXHIBIT A

VALUED ADVISERS TRUST

PROXY VOTING POLICY AND PROCEDURE

The Valued Advisers Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust offers multiple series (each a “Fund” and, collectively, the “Funds”). Consistent with its fiduciary duties and pursuant to Rule 30b1-4 under the 1940 Act (the “Proxy Rule”), the Board of Trustees of the Trust (the “Board”) has adopted this proxy voting policy on behalf of the Trust (the “Policy”) to reflect its commitment to ensure that proxies are voted in a manner consistent with the best interests of the Funds’ shareholders.

Delegation of Proxy Voting Authority to Fund Advisers

The Board believes that the investment advisor of each Fund (each an “Advisor” and, collectively, the “Advisors”), as the entity that selects the individual securities that comprise its Fund’s portfolio, is the most knowledgeable and best-suited to make decisions on how to vote proxies of portfolio companies held by that Fund. The Trust shall therefore defer to, and rely on, the Advisor of each Fund to make decisions on how to cast proxy votes on behalf of such Fund.

The Trust hereby designates the Advisor of each Fund as the entity responsible for exercising proxy voting authority with regard to securities held in the Fund’s investment portfolio. Consistent with its duties under this Policy, each Advisor shall monitor and review corporate transactions of corporations in which the Fund has invested, obtain all information sufficient to allow an informed vote on all proxy solicitations, ensure that all proxy votes are cast in a timely fashion, and maintain all records required to be maintained by the Fund under the Proxy Rule and the 1940 Act. Each Advisor shall perform these duties in accordance with the Advisor’s proxy voting policy, a copy of which shall be presented to this Board for its review. Each Advisor shall promptly provide to the Board updates to its proxy voting policy as they are adopted and implemented.

Conflict of Interest Transactions

In some instances, an Advisor may be asked to cast a proxy vote that presents a conflict between the interests of a Fund’s shareholders, and those of the Advisor or an affiliated person of the Adviser. In such case, the Advisor is instructed to abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board to make a voting decision. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast. In the event that the Board is required to vote a proxy because an Advisor has a conflict of interest with respect to the proxy, the Board will vote such proxy in accordance with the Advisor’s proxy voting policy, to the extent consistent with the shareholders’ best interests, as determined by the Board in its discretion. The Board shall notify the Advisor of its final decision on the matter and the Advisor shall vote in accordance with the Board’s decision.

A-1

Availability of Proxy Voting Policy and Records Available to Fund Shareholders

If a Fund has a website, the Fund may post a copy of its Advisor’s proxy voting policy and this Policy on such website. A copy of such policies and of each Fund’s proxy voting record shall also be made available, without charge, upon request of any shareholder of the Fund, by calling the applicable Fund’s toll-free telephone number as printed in the Fund’s prospectus. The Trust’s administrator shall reply to any Fund shareholder request within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery.

Each Advisor shall provide a complete voting record, as required by the Proxy Rule, for each series of the Trust for which it acts as adviser, to the Trust’s administrator within 15 days following the end of each calendar quarter. The Trust’s administrator will file a report based on such record on Form N-PX on an annual basis with the Securities and Exchange Commission no later than August 31st of each year.

A-2

EXHIBIT B

Geier Asset Management, Inc.

Proxy Voting Policy and Procedures

Valued Advisers Trust and Geier Strategic Total Return Fund

The Valued Advisers Trust’s Board of Trustees has delegated to the Adviser the responsibility of overseeing voting policies and decisions for the Geier Strategic Total Return Fund (Fund). The Adviser intends to exercise proxy votes concerning matters of corporate governance and business practices at the companies in which the Fund invests with the goal of maximizing the value of shareholders’ investments, subject to reasonable standards of ethical business conduct and social responsibility by the companies in which the Fund invests.

General Policy for Voting Proxies for the Fund

The Adviser will vote proxies in a manner intended to maximize the value of investments to shareholders (i.e. the value of the security will increase or the potential negative effects will be diminished), subject to reasonable standards.

The Adviser will attempt to resolve any conflict of interest between Fund shareholder interests, other Adviser clients, and the business interests of the Adviser in the way that will most benefit the shareholders of the Fund.

When voting proxy ballots, the Adviser will evaluate the recommendation of management in an attempt to give the company broad flexibility to operate as it believes is appropriate. However, the Adviser will consider each issue on its own merits, and the position of a company’s management will not be supported in any situation where the Adviser determines, in its discretion, that such position is not in the best interests of shareholders.

Proxy Voting Process for the Fund

Reasonable efforts will be made to obtain proxy materials and to vote in a timely fashion. The Adviser may utilize the services of outside professionals to assist its analysis of voting issues and the actual voting of proxies.

Records will be maintained regarding the voting of proxies under these policies and procedures as required by the federal securities laws and applicable rules. At a minimum, these records will include the name of the issuer of the portfolio, the exchange ticker symbol of the portfolio security, the CUSIP number for the portfolio security, the shareholder meeting date, a brief identification of the matter voted on, whether a vote was cast on the matter, how the vote was cast (e.g. for or against proposal, abstain, or for or withhold regarding election of directors) and whether the vote was cast for or against management recommendations.

B-1

Other Adviser Clients

The Adviser does not exercise proxy voting authority over other Adviser client securities and will not take any action or render any advice with respect to voting of proxies solicited by issuers of such securities.

Annual Review

The Compliance Officer will conduct an annual review of this policy.

B-2

EXHIBIT C

Governance and Nominating Committee Charter

Valued Advisers Trust

Governance and Nominating Committee Membership

1. The Governance and Nominating Committee of Valued Advisers Trust (“Trust”) shall be composed entirely of Independent Trustees.

Board Nominations and Functions

1. The Committee shall make nominations for Trustee membership on the Board of Trustees, including the Independent Trustees. The Committee shall evaluate candidates’ qualifications for Board membership and their independence from the investment advisers to the Trust’s series portfolios and the Trust’s other principal service providers. Persons selected as Independent Trustees must not be “interested person” as that term is defined in the Investment Company Act of 1940, nor shall Independent Trustee have and affiliations or associations that shall preclude them from voting as an Independent Trustee on matters involving approvals and continuations of Rule 12b-1 Plans, Investment Advisory Agreements and such other standards as the Committee shall deem appropriate. The Committee shall also consider the effect of any relationships beyond those delineated in the 1940 Act that might impair independence, e.g., business, financial or family relationships with managers or service providers. See Appendix A for Procedures with Respect to Nominees to the Board.

2. The Committee shall periodically review Board governance procedures and shall recommend any appropriate changes to the full Board of Trustees.

3. The Committee shall periodically review the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skill sets from those already on the Board.

4. The Committee shall periodically review trustee compensation and shall recommend any appropriate changes to the Independent Trustees as a group.

Committee Nominations and Functions

1. The Committee shall make nominations for membership on all committees and shall review committee assignments at least annually.

2. The Committee shall review, as necessary, the responsibilities of any committees of the Board, whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Committee shall make recommendations for any such action to the full Board.

Other Powers and Responsibilities

1. The Committee shall have the resources and authority appropriate to discharge its responsibilities, including authority to retain special counsel and other experts or consultants at the expense of the Trust.

2. The Committee shall review this Charter at least annually and recommend any changes to the full Board of Trustees

APPENDIX A TO THE GOVERNANCE AND NOMINATING COMMITTEE CHARTER

VALUED ADVISERS TRUST

PROCEDURES WITH RESPECT TO NOMINEES TO THE BOARD

Identification of Candidates. When a vacancy on the Board of Trustees exists or is anticipated, and such vacancy is to be filled by an Independent Trustee, the Governance and Nominating Committee shall identify candidates by obtaining referrals from such sources as it may deem appropriate, which may include current Trustees, management of the Trust, counsel and other advisors to the Trustees, and shareholders of the Trust who submit recommendations in accordance with these procedures. In no event shall the Governance and Nominating Committee consider as a candidate to fill any such vacancy an individual recommended by any investment adviser of any series portfolio of the Trust, unless the Governance and Nominating Committee has invited management to make such a recommendation.

Shareholder Candidates. The Governance and Nominating Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder if such recommendation contains: (i) sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner as determined by the Governance and Nominating Committee in its discretion. Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance and Nominating Committee, c/o the Secretary of the Trust. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

Evaluation of Candidates. In evaluating a candidate for a position on the Board of Trustees, including any candidate recommended by shareholders of the Trust, the Governance and Nominating Committee shall consider the following: (i) the candidate’s knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the candidate as a director or senior officer of public companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills, core competencies and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the candidate’s ability to qualify as an Independent Trustee and any other actual or potential conflicts of interest involving the candidate and the Trust; and (viii) such other factors as the Governance and Nominating Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies. Prior to making a final recommendation to the Board, the Governance and Nominating Committee shall conduct personal interviews with those candidates it concludes are the most qualified candidates.

PART C

FORM N-1A

OTHER INFORMATION

ITEM 28.	Exhibits.

(a)(1)	Certificate of Trust.[1]

(a)(2)	Agreement and Declaration of Trust.[2]

(a)(3)	Amended Schedule A to the Agreement and Declaration of Trust.[20]

(b)(1)	Bylaws.[2]

(b)(2)	Amendment, dated September 22, 2009, to Bylaws.[7]

(c)	Certificates for shares are not issued. Provisions of the Agreement and Declaration of Trust define the rights of holders of shares of the Trust.[2]

(d)(1)	Investment Advisory Agreement between the Trust and Golub Group, LLC.[3]

(d)(2)	Investment Advisory Agreement between the Trust and TEAM Financial Asset Management, LLC.[6]

(d)(3)	Investment Advisory Agreement between the Trust and Long Short Advisors, LLC.[9]

(d)(4)	Investment Subadvisory Agreement between Long Short Advisors, LLC and Independence Capital Asset Partners, LLC.[9]

(d)(5)	Investment Advisory Agreement between the Trust and Geier Asset Management, Inc.[10]

(d)(6)	Investment Advisory Agreement between the Trust and Angel Oak Capital Advisors, LLC.[11]

(d)(7)	Investment Advisory Agreement between the Trust and Longview Capital Management, LLC.[13]

(d)(8)	Investment Advisory Agreement between the Trust and Cloud Capital, LLC.[14]

(d)(9)	Investment Advisory Agreement between the Trust and Kovitz Investment Group, LLC.[18]

(d)(10)	Investment Advisory Agreement between the Trust and Granite Investment Advisors, Inc.[20]

(d)(11)	Investment Advisory Agreement between the Trust and Todd Veredus Asset Management, LLC.[22]

(e)	Form of Distribution Agreement between the Trust and Unified Financial Securities, Inc.[4]

(f)	Not applicable.

(g)(1)	Custody Agreement between the Trust and Huntington National Bank.[2]

(g)(2)	Amended Appendix B to the Custody Agreement between the Trust and Huntington National Bank.[20]

(g)(3)	Amended Appendix D to the Custody Agreement between the Trust and Huntington National Bank.[9]

(g)(4)	Custody Agreement between the Trust and Citibank, N.A.[10]

(g)(5)	Custody Agreement between the Trust and FOLIOfn Investments, Inc.[14]

(h)(1)	Mutual Fund Services Agreement between the Trust and Unified Fund Services, Inc.[2]

(h)(2)	Amended Exhibit A to the Mutual Fund Services Agreement between the Trust and Unified Fund Services, Inc.[9]

(h)(3)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Geier Asset Management, Inc.[1][0]

(h)(4)	Form of Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Angel Oak Capital Advisors, LLC.[11]

(h)(5)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Longview Capital Management, LLC.[13]

(h)(6)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Cloud Capital, LLC.[14]

(h)(7)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Kovitz Investment Group, LLC.[19]

(h)(8)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Granite Investment Advisors, Inc. [20]

(h)(9)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Todd Veredus Asset Management, LLC.[2][2]

(h)(10)	Expense Limitation Agreement between the Trust and Long Short Advisors, LLC.[9]

(h)(11)	Expense Limitation Agreement between the Trust and Golub Group, LLC.[12]

(h)(12)	Expense Limitation Agreement between the Trust and TEAM Financial Asset Management, LLC.[24]

(h)(13)	Expense Limitation Agreement between the Trust and Geier Asset Management, Inc.[26]

(h)(14)	Expense Limitation Agreement between the Trust and Angel Oak Capital Advisors, LLC.[23]

(h)(15)	Expense Limitation Agreement between the Trust and Longview Capital Management, LLC.[13]

(h)(16)	Expense Limitation Agreement between the Trust and Cloud Capital, LLC.[14]

(h)(17)	Expense Limitation Agreement between the Trust and Kovitz Investment Group, LLC[18]

(h)(18) Expense Limitation Agreement between the Trust and Granite Investment Advisors, Inc.[20]

(h)(19)	Expense Limitation Agreement between the Trust and Todd Veredus Asset Management, LLC.[22]

(i)(1)	Opinion and Consent of Husch Blackwell Sanders LLP, Legal Counsel, with respect to Golub Group Equity Fund.[3]

(i)(2)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to TEAM Asset Strategy Fund.[19]

(i)(3)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to LS Opportunity Fund.[9]

(i)(4)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Geier Strategic Total Return Fund.[10]

(i)(5)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Angel Oak Multi-Strategy Income Fund.[21]

(i)(6)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the TEAM Asset Strategy Fund.[24]

(i)(7)	Opinion and consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Longview Global Allocation Fund.[13]

(i)(8)	Opinion and consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Cloud Capital Strategic Large Cap Fund, Cloud Capital Strategic Mid Cap Fund, and Cloud Capital Strategic Small Cap Fund.[14]

(i)(9)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Golub Group Equity Fund.[12]

(i)(10)	Opinion and consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Green Owl Intrinsic Value Fund.[18]

(i)(11)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the LS Opportunity Fund.[16]

(i)(12)	Opinion and consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Granite Value Fund.[20]

(i)(13)	Opinion and consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the TVAM International Intrinsic Value Fund.[22]

(i)(14)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Angel Oak Multi-Strategy Income Fund.[23]

(i)(15)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Geier Strategic Total Return Fund.[26]

(j)(1)	Consent of BBD, LLP, Independent Public Accountants, with respect to Golub Group Equity Fund.[12]

(j)(2)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to TEAM Asset Strategy Fund.[24]

(j)(3)	Consent of BBD, LLP, Independent Public Accountants, with respect to LS Opportunity Fund.[16]

(j)(4)	Consent of Ashland Partners & Company, LLP, with respect to Golub Group Equity Fund.[12]

(j)(5)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the Geier Strategic Total Return Fund.[26]

(j)(6)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the Angel Oak Multi-Strategy Income Fund.[23]

(j)(7)	Consent of BBD, LLP, Independent Public Accountants, with respect to the Longview Global Allocation Fund.[13]

(j)(8)	Consent of BBD, LLP, Independent Public Accountants, with respect to the Cloud Capital Strategic Large Cap Fund, Cloud Capital Strategic Mid Cap Fund, and Cloud Capital Strategic Small Cap Fund.[14]

(j)(9)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the Green Owl Intrinsic Value Fund.[25]

(j)(10)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the Granite Value Fund.[25]

(j)(11)	Consent of Cohen Fund Audit Services, Ltd., Independent Public Accountants, with respect to the TVAM International Intrinsic Value Fund.[25]

(j)(12)	Consent of Ashland Partners & Company, LLP, with respect to the Granite Value Fund.[20]

(j)(13)	Consent of Ashland Partners & Company, LLP, with respect to the TVAM International Intrinsic Value Fund.[22]

(k)	Not applicable.

(l)	Initial Capital Agreement.[2]

(m)(1)	Distribution Plan under Rule 12b-1 for Golub Group Equity Fund.[3]

(m)(2)	Distribution Plan under Rule 12b-1 for TEAM Asset Strategy Fund.[5]

(m)(3)	Distribution Plan under Rule 12b-1 for Geier Strategic Total Return Fund.[10]

(m)(4)	Distribution Plan under Rule 12b-1 for Angel Oak Multi-Strategy Income Fund.[17]

(m)(5)	Distribution Plan under Rule 12b-1 for Longview Global Allocation Fund.[13]

(m)(6)	Distribution Plan under Rule 12b-1 for Cloud Capital Strategic Large Cap Fund, Cloud Capital Strategic Mid Cap Fund, and Cloud Capital Strategic Small Cap Fund.[14]

(m)(7)	Distribution Plan under Rule 12b-1 for Granite Value Fund.[20]

(n)(1)	Rule 18f-3 Plan for Cloud Capital Strategic Large Cap Fund, Cloud Capital Strategic Mid Cap Fund, and Cloud Capital Strategic Small Cap Fund.[14]

(n)(2)	Rule 18f-3 Plan for TEAM Asset Strategy Fund.[15]

(n)(3)	Rule 18f-3 Plan for Angel Oak Multi-Strategy Income Fund.[17]

(o)	Reserved.

(p)(1)	Code of Ethics for the Trust.[2]

(p)(2)	Code of Ethics for Golub Group, LLC.[3]

(p)(3)	Code of Ethics for TEAM Financial Asset Management, LLC[5]

(p)(4)	Code of Ethics for Long Short Advisors, LLC[9]

(p)(5)	Code of Ethics for Independence Capital Asset Partners, LLC[9]

(p)(6)	Code of Ethics for Unified Financial Securities, Inc.[2]

(p)(7)	Code of Ethics for Geier Asset Management, Inc.[10]

(p)(8)	Code of Ethics for Angel Oak Capital Advisors, LLC.[11]

(p)(9)	Code of Ethics for Longview Capital Management, LLC.[13]

(p)(10)	Code of Ethics for Cloud Capital, LLC.[14]

(p)(11)	Code of Ethics for Kovitz Investment Group, LLC.[18]

(p)(12)	Code of Ethics for Granite Investment Advisors, Inc.[20]

(p)(13)	Code of Ethics for Todd Veredus Asset Management, LLC.[22]

(q)	Powers of Attorney.2, 7, 8

1.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed June 16, 2008 (File No. 811-22208).
2.	Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).
3.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 filed March 10, 2009 (File No. 811-22208).
4.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 filed July 6, 2009 (File No. 811-22208).
5.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 filed September 24, 2009 (File No. 811-22208).
6.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 filed December 9, 2009 (File No. 811-22208).
7.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 filed March 16, 2010 (File No. 811-22208).
8.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 filed June 18, 2010 (File No. 811-22208).
9.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-222080.
10.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 21 filed December 16, 2010 (File No. 811-222080).

11.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 32 filed April 18, 2011 (File No. 811-222080).
12.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 35 filed May 31, 2011 (File No. 811-222080).
13.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 37 filed June 6, 2011 (File No. 811-222080).
14.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 41 filed June 23, 2011 (File No. 811-222080).
15.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 46 filed September 22, 2011 (File No. 811-222080).
16.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 47 filed September 28, 2011 (File No. 811-222080).
17.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 51 filed October 26, 2011 (File No. 811-222080).
18.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 53 filed November 10, 2011 (File No. 811-222080).
19.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 54 filed November 22, 2011 (File No. 811-222080).
20.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 57 filed December 20, 2011 (File No. 811-222080).
21.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 58 filed December 20, 2011 (File No. 811-222080).
22.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 63 filed January 6, 2012 (File No. 811-222080).
23.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 66 filed February 28, 2012 (File No. 811-222080).
24.	Incorporated by reference to Registrant’s Post-Effective Amendment No. 67 filed February 28, 2012 (File No. 811-222080).
25.	To be filed.
26.	Filed herewith.

ITEM 29.	Persons Controlled by or Under Common Control with the Registrant.

No person is controlled by or under common control with the Registrant.

ITEM 30.	Indemnification.

Reference is made to the Registrant’s Declaration of Trust, which is filed herewith. The following is a summary of certain indemnification provisions therein.

A person who is or was a Trustee, officer, employee or agent of the Registrant, or is or was serving at the request of the Trustees as a director, trustee, partner, officer, employee or agent of a corporation, trust, partnership, joint venture or other enterprise shall be indemnified by the Trust to the fullest extent permitted by the Delaware Statutory Trust Act, as such may be amended from time to time, the Registrant’s Bylaws and other applicable law. In case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any series or class of the Registrant and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable series (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Registrant’s Bylaws and applicable law.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31.	Business and Other Connections of the Investment Adviser.

See the Trust’s various prospectuses and the statements of additional information for the activities and affiliations of the officers and directors of the investment advisers of the Registrant (the “Advisers”). Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Advisers is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The Advisers currently serve as investment advisers to other institutional and individual clients.

ITEM 32.	Principal Underwriters.

(a)	Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies: American Pension Investors Trust, Appleton Funds, Bruce Fund, Inc., Dreman Contrarian Funds, H C Capital Trust, Huntington Funds, and Unified Series Trust.

(b)	The directors and officers of Unified Financial Securities, Inc. are as follows:

Name	Title	Position with Trust
Daniel B. Benhase*	Director	None
Anna Maria Spurgin**	President	None
John C. Swhear**	Chief Compliance Officer	Vice President and Chief Compliance Officer
Edward J. Kane*	Vice President	None
A. Dawn Story*	Vice President	None
Varanont O. Ruchira**	Assistant Vice President	None
Karyn E. Cunningham**	Controller	None
Richard A. Cheap*	Secretary	None
Larry D. Case*	Assistant Secretary	None

*	The principal business address of these individuals is 41 S. High Street, Columbus, OH 43215
**	The principal business address of these individuals is 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208

(c)	Not Applicable.

ITEM 33.	Location Of Accounts And Records.

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

(a)	Huntington National Bank, 41 South High Street, Columbus, Ohio 43215 (records relating to its functions as custodian for Golub Group Equity Fund, TEAM Asset Strategy Fund, Geier Strategic Total Return Fund, Angel Oak Multi-Strategy Income Fund, Longview Global Allocation Fund, Green Owl Intrinsic Value Fund, Granite Value Fund, and TVAM International Intrinsic Value Fund).

(b)	Citibank, N.A., 388 Grenwich Street, New York, New York 10013 (records relating to its functions as custodian for LS Opportunity Fund).

(c)

IndexEdge Investment Consulting, LLC, 650 Poydras Street, Suite 1400, New Orleans, Louisiana 70130 (records relating to its function as the investment adviser to IndexEdge® Long-Term Portfolio Fund – terminated fund on December 9, 2009).

(d)	Golub Group, LLC, 1850 Gateway Drive, Suite 600, San Mateo, CA 94404 (records relating to its function as the investment adviser to Golub Group Equity Fund).

(e)	TEAM Financial Asset Management, LLC, 800 Corporate Circle, Suite 106, Harrisburg, Pennsylvania 17110 (records relating to its function as the investment adviser to TEAM Asset Strategy Fund).

(f)	Long Short Advisors, LLC, 1818 Market Street, Suite 3323, Philadelphia, Pennsylvania 19103 (records relating to its function as the investment adviser to LS Opportunity Fund).

(g)	Independence Capital Asset Partners, LLC, 1400 16th Street, Suite 520, Denver, Colorado 80202 (records relating to its function as investment sub-adviser to LS Opportunity Fund).

(h)	Unified Financial Securities, Inc., 2960 N. Meridian St., Suite 300, Indianapolis, Indiana 46208 (records relating to its function as distributor to the Fund).

(i)	Huntington Asset Services, Inc., 2960 N. Meridian St., Suite 300, Indianapolis, Indiana 46208 (records relating to its function as transfer agent, fund accountant, and administrator for the Fund).

(j)	Geier Asset Management, Inc., 2205 Warwick Way, Suite 200, Marriottsville, Maryland 21104 (records relating to its function as investment adviser to Geier Strategic Total Return Fund).

(k)	Angel Oak Capital Advisors, LLC, One Buckhead Plaza, 3060 Peachtree Rd. NW, Suite 1080, Atlanta, Georgia 30342 (records relating to its function as investment adviser to Angel Oak Multi-Strategy Income Fund).

(l)	Longview Capital Management, LLC, 2 Mill Road, Suite 105, Wilmington, Delaware 19806 (records relating to its function as investment adviser to Longview Global Allocation Fund).

(m)	Cloud Capital, LLC, 5514 South Yale, Suite 606, Tulsa, Oklahoma 74135 (records relating to its function as investment adviser to Cloud Capital Strategic Large Cap Fund, Cloud Capital Strategic Mid Cap Fund, and Cloud Capital Strategic Small Cap Fund).

(n)

FOLIOfn Investments, Inc., 8180 Greensboro Drive, 8th Floor, McLean, Virginia 22102 (records relating to its function as custodian for Cloud Capital Strategic Large Cap Fund, Cloud Capital Strategic Mid Cap Fund, and Cloud Capital Strategic Small Cap Fund).

(o)	Kovitz Investment Group, LLC, 115 S. LaSalle Street, 27th Floor, Chicago, Illinois 60603 (records relating to its function as investment adviser to Green Owl Intrinsic Value Fund).

(p)	Granite Investment Advisors, Inc., 11 S. Main St., Suite 501, Concord, New Hampshire 03302 (records relating to its function as investment adviser to Granite Value Fund).

(q)	Todd Veredus Asset Management, LLC, 101 South 5th Street, Louisville, KY 40202 (records relating to its function as investment adviser to TVAM International Intrinsic Value Fund).

ITEM 34.	Management Services.

Not Applicable.

ITEM 35.	Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 68 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Indianapolis, and State of Indiana on this 27th day of February, 2012.

VALUED ADVISERS TRUST

By:	*
R. Jeffrey Young, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*	February 27, 2012
Dr. Merwyn Vanderlind, Trustee	Date

*	February 27, 2012
Ira Cohen, Trustee	Date

*	February 27, 2012
R. Jeffrey Young, President and Trustee	Date

*	February 27, 2012
William J. Murphy, Treasurer and Principal	Date
Financial Officer

* By:	/s/ CAROL J. HIGHSMITH	February 27, 2012
Carol J. Highsmith, Vice President, Attorney in Fact		Date

INDEX TO EXHIBITS

(FOR REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 AND THE

INVESTMENT COMPANY ACT OF 1940)

EXHIBIT NO. UNDER PART C OF FORM N-1A	NAME OF EXHIBIT

(h)(13)	Expense Limitation Agreement between the Trust and Geier Asset Management, Inc.

(i)(15)	Opinion and consent of the Law Offices of John H. Lively & Associates, Inc.

(j)(5)	Consent of Cohen Fund Audit Services, Ltd.